UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, Chief Legal Officer
Guggenheim Variable Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 17.9%
Consumer, Non-cyclical - 6.2%
Pfizer, Inc.	24,092	$815,995
Merck & Company, Inc.	12,076	753,663
PepsiCo, Inc.	6,600	717,882
Procter & Gamble Co.	7,787	698,863
UnitedHealth Group, Inc.	4,723	661,220
Amgen, Inc.	3,803	634,378
Medtronic plc	7,212	623,117
Gilead Sciences, Inc.	7,608	601,945
AbbVie, Inc.	9,394	592,480
Biogen, Inc.*	1,716	537,159
Danaher Corp.	6,176	484,137
Express Scripts Holding Co.*	6,837	482,214
Becton Dickinson and Co.	2,625	471,791
McKesson Corp.	2,803	467,400
Zimmer Biomet Holdings, Inc.	3,485	453,120
Cardinal Health, Inc.	5,691	442,191
Archer-Daniels-Midland Co.	10,305	434,562
HCA Holdings, Inc.*	5,726	433,057
Kimberly-Clark Corp.	3,418	431,147
Kroger Co.	14,481	429,796
Allergan plc*	1,722	396,594
General Mills, Inc.	5,947	379,895
Sysco Corp.	7,330	359,243
Johnson & Johnson	2,456	290,127
Tyson Foods, Inc. — Class A	3,856	287,928
Coty, Inc. — Class A*	5,368	126,146
Thermo Fisher Scientific, Inc.	754	119,931
Mondelez International, Inc. — Class A	2,688	118,003
Abbott Laboratories	2,684	113,506
Aetna, Inc.	857	98,941
Anthem, Inc.	675	84,584
Total Consumer, Non-cyclical		13,541,015
Industrial - 2.3%
Union Pacific Corp.	5,848	570,355
Boeing Co.	4,216	555,416
United Parcel Service, Inc. — Class B	5,022	549,206
Caterpillar, Inc.	5,900	523,743
FedEx Corp.	2,888	504,476
Emerson Electric Co.	8,752	477,072
Eaton Corporation plc	7,018	461,153
CSX Corp.	15,100	460,550
Waste Management, Inc.	6,951	443,196
Honeywell International, Inc.	1,748	203,799
United Technologies Corp.	1,832	186,131
General Electric Co.	6,123	181,363
Total Industrial		5,116,460
Communications - 2.3%
AT&T, Inc.	20,984	852,160
Verizon Communications, Inc.	14,919	775,490
Cisco Systems, Inc.	22,867	725,341
Comcast Corp. — Class A	10,855	720,121
Alphabet, Inc. — Class C*	746	579,858
Time Warner, Inc.	6,696	533,069
Twenty-First Century Fox, Inc. — Class B	16,710	413,405
Amazon.com, Inc.*	296	247,844
Facebook, Inc. — Class A*	1,771	227,166
Total Communications		5,074,454
Technology - 2.1%
Apple, Inc.	14,378	1,625,434
Intel Corp.	19,931	752,395
Oracle Corp.	16,487	647,609
Microsoft Corp.	9,545	549,792
HP, Inc.	29,912	464,533
International Business Machines Corp.	1,229	195,227
Cognizant Technology Solutions Corp. — Class A*	2,900	138,359
Broadcom Ltd.	674	116,278
Total Technology		4,489,627
Financial - 1.9%
Citigroup, Inc.	13,186	622,775
Wells Fargo & Co.	12,126	536,939
MetLife, Inc.	11,041	490,552
Prudential Financial, Inc.	5,732	468,018
Travelers Companies, Inc.	3,920	449,036
State Street Corp.	6,401	445,702
Aflac, Inc.	6,193	445,091
JPMorgan Chase & Co.	3,533	235,262
Bank of America Corp.	12,325	192,886
Berkshire Hathaway, Inc. — Class B*	1,224	176,831
Chubb Ltd.	905	113,713
Total Financial		4,176,805
Consumer, Cyclical - 1.6%
Wal-Mart Stores, Inc.	8,529	615,112
CVS Health Corp.	6,550	582,885
Walgreens Boots Alliance, Inc.	6,536	526,932
Ford Motor Co.	40,009	482,908
General Motors Co.	14,953	475,057
Delta Air Lines, Inc.	11,811	464,881
Target Corp.	5,684	390,377
Total Consumer, Cyclical		3,538,152
Energy - 1.2%
Exxon Mobil Corp.	13,255	1,156,896
Schlumberger Ltd.	6,017	473,177
Phillips 66	5,732	461,713
Valero Energy Corp.	7,679	406,987
Chevron Corp.	1,173	120,725
Cabot Oil & Gas Corp. — Class A	4,517	116,539
Total Energy		2,736,037
Basic Materials - 0.2%
Dow Chemical Co.	2,669	138,334
Nucor Corp.	2,506	123,922
LyondellBasell Industries N.V. — Class A	1,517	122,361
Total Basic Materials		384,617
Utilities - 0.1%
Southern Co.	2,188	112,245
NextEra Energy, Inc.	901	110,210
Exelon Corp.	2,356	78,431
Total Utilities		300,886
Total Common Stocks
(Cost $37,541,741)		39,358,053

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
MUTUAL FUNDS†,1 - 76.2%
Guggenheim Variable Insurance Strategy Fund III	2,323,767	$58,117,418
Guggenheim Strategy Fund II	2,280,886	56,885,296
Guggenheim Strategy Fund III	1,431,572	35,760,661
Guggenheim Strategy Fund I	676,469	16,904,961
Total Mutual Funds
(Cost $167,142,470)		167,668,336

SHORT TERM INVESTMENTS† - 3.1%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]	6,907,983	6,907,983
Total Short Term Investments
(Cost $6,907,983)		6,907,983
Total Investments - 97.2%
(Cost $211,592,194)		$213,934,372
Other Assets & Liabilities, net - 2.8%		6,080,546
Total Net Assets - 100.0%		$220,014,918

	Contracts	Unrealized Gain(Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,268,263)	21	$(329)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America April 2017 S&P 500 Index Swap 0.43%[3], Terminating 04/04/17 (Notional Value $178,398,751)	82,277	$–

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer – See Note 4.
[2]	Rate indicated is the 7 day yield as of September 30, 2016.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$39,358,053	$—	$—	$—	$—	$39,358,053
Equity Index Swap Agreements	—	—	—	—	—	—
Mutual Funds	167,668,336	—	—	—	—	167,668,336
Short Term Investments	6,907,983	—	—	—	—	6,907,983
Total	$213,934,372	$—	$—	$—	$—	$213,934,372

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$329	$—	$—	$—	$329

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 96.3%
Financial - 26.9%
JPMorgan Chase & Co.	131,950	$8,786,550
Citigroup, Inc.	107,234	5,064,661
American International Group, Inc.	77,670	4,608,937
Bank of America Corp.	269,201	4,212,996
Wells Fargo & Co.	91,802	4,064,993
Berkshire Hathaway, Inc. — Class B*	27,993	4,044,149
Allstate Corp.	55,070	3,809,743
SunTrust Banks, Inc.	66,873	2,929,037
Assured Guaranty Ltd.	98,390	2,730,323
Sun Communities, Inc.	34,330	2,694,218
Zions Bancorporation	86,325	2,677,802
BB&T Corp.	66,310	2,501,213
Unum Group	65,087	2,298,222
Piedmont Office Realty Trust, Inc. — Class A	82,625	1,798,746
Charles Schwab Corp.	54,050	1,706,359
Mastercard, Inc. — Class A	12,378	1,259,709
KeyCorp	102,606	1,248,715
Equity Residential	18,710	1,203,614
Morgan Stanley	35,168	1,127,486
Ally Financial, Inc.	51,831	1,009,150
E*TRADE Financial Corp.*	33,253	968,327
Prudential Financial, Inc.	10,662	870,552
Regions Financial Corp.	77,187	761,836
Hanover Insurance Group, Inc.	9,654	728,105
T. Rowe Price Group, Inc.	9,352	621,908
Hartford Financial Services Group, Inc.	8,000	342,560
Total Financial		64,069,911
Consumer, Non-cyclical - 15.6%
Johnson & Johnson	58,430	6,902,336
Pfizer, Inc.	104,900	3,552,963
Zimmer Biomet Holdings, Inc.	24,050	3,126,981
HCA Holdings, Inc.*	41,234	3,118,527
Medtronic plc	35,620	3,077,568
Quest Diagnostics, Inc.	35,050	2,966,282
Bunge Ltd.	49,990	2,960,908
United Rentals, Inc.*	24,655	1,935,171
Procter & Gamble Co.	20,771	1,864,197
Mondelez International, Inc. — Class A	41,157	1,806,792
Hershey Co.	12,928	1,235,917
UnitedHealth Group, Inc.	8,407	1,176,980
Merck & Company, Inc.	18,816	1,174,307
Philip Morris International, Inc.	12,018	1,168,390
Dr Pepper Snapple Group, Inc.	12,227	1,116,447
Total Consumer, Non-cyclical		37,183,766
Industrial - 12.5%
Republic Services, Inc. — Class A	86,223	4,349,950
General Electric Co.	108,292	3,207,609
Jabil Circuit, Inc.	122,371	2,670,136
WestRock Co.	50,722	2,459,003
FLIR Systems, Inc.	75,935	2,385,878
Corning, Inc.	83,608	1,977,329
Harris Corp.	15,370	1,408,046
CSX Corp.	45,139	1,376,740
Timken Co.	36,581	1,285,456
Eaton Corporation plc	19,215	1,262,618
Honeywell International, Inc.	10,534	1,228,159
Owens Corning	22,596	1,206,400
CH Robinson Worldwide, Inc.	17,018	1,199,088
Carlisle Companies, Inc.	11,657	1,195,658
Huntington Ingalls Industries, Inc.	7,651	1,173,816
General Dynamics Corp.	4,056	629,329
Spirit AeroSystems Holdings, Inc. — Class A*	12,420	553,187
Total Industrial		29,568,402
Energy - 11.0%
Chevron Corp.	58,240	5,994,060
Exxon Mobil Corp.	64,750	5,651,380
Kinder Morgan, Inc.	149,804	3,464,967
Marathon Oil Corp.	199,890	3,160,261
Hess Corp.	41,670	2,234,345
Rowan Companies plc — Class A	107,041	1,622,742
Apache Corp.	21,782	1,391,216
Valero Energy Corp.	25,827	1,368,831
QEP Resources, Inc.	34,741	678,492
Whiting Petroleum Corp.*	53,536	467,905
Total Energy		26,034,199
Consumer, Cyclical - 8.1%
CVS Health Corp.	43,970	3,912,890
Wal-Mart Stores, Inc.	36,300	2,617,956
Lear Corp.	20,822	2,524,043
Target Corp.	31,509	2,164,038
Southwest Airlines Co.	47,872	1,861,742
Goodyear Tire & Rubber Co.	55,628	1,796,784
PVH Corp.	13,030	1,439,815
PACCAR, Inc.	20,547	1,207,753
J.C. Penney Company, Inc.*	126,100	1,162,642
DR Horton, Inc.	18,699	564,710
Total Consumer, Cyclical		19,252,373
Technology - 6.8%
QUALCOMM, Inc.	75,238	5,153,803
Intel Corp.	125,620	4,742,155
Lam Research Corp.	38,862	3,680,620
Micron Technology, Inc.*	150,109	2,668,938
Total Technology		16,245,516
Utilities - 6.7%
Edison International	45,104	3,258,764
Public Service Enterprise Group, Inc.	76,941	3,221,520
OGE Energy Corp.	88,860	2,809,753
Ameren Corp.	53,439	2,628,130
UGI Corp.	45,281	2,048,512
Exelon Corp.	39,930	1,329,270
Duke Energy Corp.	8,550	684,342
Total Utilities		15,980,291
Communications - 5.6%
Cisco Systems, Inc.	189,990	6,026,483
AT&T, Inc.	55,746	2,263,845
Scripps Networks Interactive, Inc. — Class A	29,510	1,873,590

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 96.3% (continued)
Communications - 5.6% (continued)
Yahoo!, Inc.*	35,600	$1,534,360
Verizon Communications, Inc.	21,246	1,104,367
Walt Disney Co.	6,245	579,911
Total Communications		13,382,556
Basic Materials - 3.1%
Dow Chemical Co.	71,129	3,686,616
Reliance Steel & Aluminum Co.	41,950	3,021,659
Freeport-McMoRan, Inc.	54,442	591,240
Total Basic Materials		7,299,515
Total Common Stocks
(Cost $194,335,048)		229,016,529

SHORT-TERM INVESTMENTS† - 3.3%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[1]	7,839,703	$7,839,703
Total Short-Term Investments
(Cost $7,839,703)		7,839,703
Total Investments - 99.6%
(Cost $202,174,751)		$236,856,232
Other Assets & Liabilities, net - 0.4%		990,853
Total Net Assets - 100.0%		$237,847,085

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$229,016,529	$—	$—	$229,016,529
Short-Term Investments	7,839,703	—	—	7,839,703
Total	$236,856,232	$—	$—	$236,856,232

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 98.8%
Consumer, Non-cyclical - 25.7%
Johnson & Johnson	24,800	$2,929,623
Pfizer, Inc.	65,400	2,215,098
Merck & Company, Inc.	35,200	2,196,832
Procter & Gamble Co.	22,862	2,051,892
UnitedHealth Group, Inc.	14,500	2,030,000
Roche Holding AG	7,700	1,910,296
PepsiCo, Inc.	17,400	1,892,598
GlaxoSmithKline plc	81,200	1,729,485
Altria Group, Inc.	26,100	1,650,303
Eli Lilly & Co.	18,600	1,492,836
Automatic Data Processing, Inc.	16,200	1,428,840
Diageo plc	47,000	1,346,826
Sysco Corp.	26,000	1,274,260
Kimberly-Clark Corp.	10,100	1,274,014
Reynolds American, Inc.	26,400	1,244,760
Transurban Group	136,700	1,189,697
Clorox Co.	9,300	1,164,174
Dr Pepper Snapple Group, Inc.	12,300	1,123,113
Nissin Foods Holdings Company Ltd.	17,900	1,082,067
Woolworths Ltd.	60,500	1,077,604
Cardinal Health, Inc.	13,000	1,010,100
Wm Morrison Supermarkets plc	322,100	909,435
Otsuka Holdings Company Ltd.	18,900	855,304
Novartis AG	10,700	841,531
Philip Morris International, Inc.	8,100	787,482
Asahi Group Holdings Ltd.	20,000	723,041
ConAgra Foods, Inc.	10,800	508,788
Hutchison Port Holdings Trust — Class U	1,126,400	501,248
Takeda Pharmaceutical Company Ltd.	9,200	437,568
General Mills, Inc.	6,600	421,608
H&R Block, Inc.	18,200	421,330
Coty, Inc. — Class A*	15,760	370,368
Imperial Brands plc	5,500	283,273
Atlantia SpA	10,900	276,586
Colgate-Palmolive Co.	3,300	244,662
RELX N.V.	12,900	231,773
Anthem, Inc.	700	87,717
Henry Schein, Inc.*	500	81,490
Abbott Laboratories	1,800	76,122
Total Consumer, Non-cyclical		41,373,744
Financial - 23.7%
HSBC Holdings plc*	288,200	2,161,701
Wells Fargo & Co.	45,000	1,992,600
U.S. Bancorp	37,200	1,595,508
Nordea Bank AB	160,400	1,591,988
Marsh & McLennan Companies, Inc.	20,700	1,392,075
Cincinnati Financial Corp.	17,700	1,334,934
Swedbank AB — Class A	55,500	1,304,170
CME Group, Inc. — Class A	12,400	1,296,048
Skandinaviska Enskilda Banken AB — Class A	121,700	1,222,781
Everest Re Group Ltd.	6,200	1,177,814
Vicinity Centres	468,601	1,137,025
AGNC Investment Corp.	53,000	1,035,620
Singapore Exchange Ltd.	184,100	1,000,323
Simon Property Group, Inc.	4,700	972,947
Allianz AG	6,500	964,504
Gecina S.A.	6,000	944,566
Government Properties Trust, Inc.*	240,700	932,253
RenaissanceRe Holdings Ltd.	7,700	925,232
Annaly Capital Management, Inc.	86,700	910,350
People's United Financial, Inc.	57,300	906,486
First Capital Realty, Inc.	51,000	854,607
Ascendas Real Estate Investment Trust	455,400	841,515
CapitaLand Mall Trust	522,500	831,408
H&R Real Estate Investment Trust	46,400	793,444
Lloyds Banking Group plc	1,119,500	791,666
Axis Capital Holdings Ltd.	14,400	782,352
Japan Retail Fund Investment Corp.	300	739,904
T. Rowe Price Group, Inc.	11,100	738,150
Liberty Property Trust	18,100	730,335
Societe Generale S.A.	18,200	629,257
Daito Trust Construction Company Ltd.	3,600	574,232
ING Groep N.V.	46,300	571,566
CI Financial Corp.	29,700	569,913
Sampo Oyj — Class A	12,800	569,368
Chubb Ltd.	3,900	490,035
Hang Seng Bank Ltd.	26,900	480,345
Suncorp Group Ltd.	49,900	462,543
Bank of Montreal	7,000	458,790
Federal Realty Investment Trust	2,500	384,825
Intact Financial Corp.	5,300	383,210
CNP Assurances	21,700	364,531
JPMorgan Chase & Co.	1,600	106,544
WR Berkley Corp.	1,500	86,640
Tryg A/S	1,200	24,079
Total Financial		38,058,184
Consumer, Cyclical - 10.9%
Home Depot, Inc.	14,700	1,891,596
Wal-Mart Stores, Inc.	23,900	1,723,669
Mitsui & Company Ltd.	122,500	1,679,761
McDonald's Corp.	13,500	1,557,361
Costco Wholesale Corp.	8,800	1,342,088
Compass Group plc	66,200	1,282,987
Next plc	19,500	1,207,066
Darden Restaurants, Inc.	17,800	1,091,496
Lawson, Inc.	12,700	998,165
Sankyo Company Ltd.	27,300	926,108
WW Grainger, Inc.	4,000	899,361
Yue Yuen Industrial Holdings Ltd.	207,800	857,328
Berkeley Group Holdings plc	20,200	675,345
Fastenal Co.	12,600	526,428
Wolseley plc	9,200	519,277
FamilyMart UNY Holdings Company Ltd.	4,500	299,098
Mitsubishi Corp.	3,400	76,614
Total Consumer, Cyclical		17,553,748

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Communications - 10.4%
AT&T, Inc.	61,700	$2,505,636
Verizon Communications, Inc.	44,100	2,292,318
Shaw Communications, Inc. — Class B	57,700	1,181,106
Thomson Reuters Corp.	27,900	1,153,912
Telstra Corp., Ltd.	287,500	1,139,921
CenturyLink, Inc.	35,400	971,022
Alphabet, Inc. — Class C*	1,200	932,748
Singapore Telecommunications Ltd.	316,300	920,786
BCE, Inc.	19,100	882,273
StarHub Ltd.	322,700	811,636
HKT Trust & HKT Ltd.	573,000	806,731
Singapore Press Holdings Ltd.*	230,800	644,806
Bezeq The Israeli Telecommunication Corporation Ltd.	326,700	616,032
Motorola Solutions, Inc.	5,500	419,540
Amazon.com, Inc.*	500	418,655
TDC A/S*	63,300	372,270
SES S.A.	13,000	318,849
Frontier Communications Corp.	74,000	307,840
Comcast Corp. — Class A	300	19,902
Total Communications		16,715,983
Technology - 9.4%
International Business Machines Corp.	12,700	2,017,394
Accenture plc — Class A	14,900	1,820,333
Apple, Inc.	15,700	1,774,885
Canon, Inc.	54,500	1,571,232
Seagate Technology plc	37,000	1,426,350
Fidelity National Information Services, Inc.	18,100	1,394,243
Paychex, Inc.	23,500	1,359,945
CA, Inc.	36,700	1,214,036
Microsoft Corp.	16,500	950,400
Oracle Corporation Japan	13,900	779,952
NTT Data Corp.	14,500	719,245
Total Technology		15,028,015
Utilities - 7.2%
CLP Holdings Ltd.	133,238	1,376,840
PPL Corp.	35,900	1,241,063
Southern Co.	23,500	1,205,551
Duke Energy Corp.	14,300	1,144,572
Red Electrica Corporation S.A.	51,000	1,100,202
Terna Rete Elettrica Nazionale SpA	196,500	1,012,684
Snam SpA	177,200	982,487
Dominion Resources, Inc.	9,500	705,565
DTE Energy Co.	6,200	580,754
CenterPoint Energy, Inc.	23,300	541,259
SCANA Corp.	6,600	477,642
FirstEnergy Corp.	9,200	304,336
Sempra Energy	2,700	289,413
SSE plc	13,700	278,477
Severn Trent plc	6,600	214,240
Fortis, Inc.	1,600	51,463
Total Utilities		11,506,548
Industrial - 6.9%
3M Co.	8,900	1,568,447
Lockheed Martin Corp.	6,028	1,445,032
Waste Management, Inc.	22,500	1,434,600
Republic Services, Inc. — Class A	25,900	1,306,655
MTR Corporation Ltd.	203,500	1,120,325
Garmin Ltd.	20,000	962,200
Honeywell International, Inc.	7,900	921,061
CH Robinson Worldwide, Inc.	10,900	768,014
CAE, Inc.	26,300	373,540
General Electric Co.	10,400	308,048
Fraport AG Frankfurt Airport Services Worldwide	5,400	295,309
Northrop Grumman Corp.	1,200	256,740
BAE Systems plc	36,400	247,025
Total Industrial		11,006,996
Energy - 3.4%
BP plc	278,300	1,623,308
Exxon Mobil Corp.	16,700	1,457,576
Neste Oyj	25,300	1,078,216
Eni SpA	36,500	525,616
Apache Corp.	6,400	408,768
Royal Dutch Shell plc — Class B	11,400	295,125
Total Energy		5,388,609
Basic Materials - 1.2%
Potash Corporation of Saskatchewan, Inc.	75,000	1,220,753
Rio Tinto plc	14,700	490,512
BHP Billiton plc	14,700	221,435
Total Basic Materials		1,932,700
Total Common Stocks
(Cost $150,447,613)		158,564,527

SHORT TERM INVESTMENTS† - 0.2%
Goldman Sachs Financial Square Treasury Instruments Fund 0.15%[1]	294,665	294,665
Total Short Term Investments
(Cost $294,665)		294,665
Total Investments – 99.0%
(Cost $150,742,278)		$158,859,192
Other Assets & Liabilities, net - 1.0%		1,686,640
Total Net Assets - 100.0%		$160,545,832

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2016 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $7,856,840)	103	$(35,715)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2016.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

plc — Public Limited Company
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$158,564,527	$—	$—	$—	$158,564,527
Short Term Investments	294,665	—	—	—	294,665
Total	$158,859,192	$—	$—	$—	$158,859,192

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Currency Futures Contracts	$—	$35,715	$—	$—	$35,715

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
UNIT INVESTMENT TRUSTS† - 0.1%
Rescap Liquidating Trust*	9,655	$94,619
Total Unit Investment Trusts
(Cost $487,486)		94,619

PREFERRED STOCKS†† - 1.0%
Financial - 0.6%
Woodbourne Capital Trust III 0.03%*,†††,1,3,12	300,000	180,168
Woodbourne Capital Trust IV 0.03%*,†††,1,3,12	300,000	180,168
Woodbourne Capital Trust I 0.02%*,†††,1,3,12	300,000	180,168
Woodbourne Capital Trust II 0.03%*,†††,1,3,12	300,000	180,168
Total Financial		720,672
Industrial - 0.4%
Seaspan Corp. 6.38% due 04/30/19[2]	17,900	454,660
Total Preferred Stocks
(Cost $1,653,296)		1,175,332

MUTUAL FUNDS†,5 - 8.5%
Total Return Bond Fund - Institutional Class	197,799	5,391,999
Guggenheim Strategy Fund I	122,035	3,049,659
Limited Duration Fund - Institutional Class	83,485	2,062,917
Total Mutual Funds
(Cost $10,301,884)		10,504,575

SHORT TERM INVESTMENTS† - 0.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[6]	446,111	446,111
Total Short Term Investments
(Cost $446,111)		446,111

	Face Amount
ASSET-BACKED SECURITIES†† - 34.7%
Collateralized Loan Obligations - 21.2%
OCP CLO Ltd.
2014-6A, 5.63% due 07/17/26[1,4]	$1,400,000	1,208,824
2016-11A, 3.03% due 04/26/28[1,4]	1,000,000	996,809
ALM VII Ltd.
2013-7R2A, 3.31% due 04/24/24[1,4]	1,250,000	1,241,411
Great Lakes CLO Ltd.
2012-1A, 4.78% due 01/15/23[1,4]	1,000,000	984,882
2014-1A, 4.38% due 04/15/25[1,4]	250,000	242,783
Grayson CLO Ltd.
2006-1A, 1.17% due 11/01/21[1,4]	1,250,000	1,200,562
ACIS CLO Ltd.
2013-2A, 3.88% due 10/14/22[1,4]	750,000	748,583
2013-1A, 3.63% due 04/18/24[1,4]	400,000	390,150
WhiteHorse VIII Ltd.
2014-1A, 2.81% due 05/01/26[1,4]	1,100,000	1,079,548
Oaktree EIF I Series A1 Ltd.
2016-A1, 3.28% due 10/18/27[1,4]	1,000,000	1,012,093
Northwoods Capital XIV Ltd.
2014-14A, 3.28% due 11/12/25[1,4]	1,000,000	1,009,433
Marathon CLO IV Ltd.
2012-4A, 3.81% due 05/20/23[1,4]	1,000,000	1,000,138
Atrium XI
2014-11A, 3.91% due 10/23/25[1,4]	1,000,000	1,000,078
Telos CLO Ltd.
2013-3A, 3.68% due 01/17/24[1,4]	1,000,000	999,937
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 3.31% due 10/15/26[1,4]	1,000,000	992,558
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,7]	1,000,000	892,326
Rockwall CDO Ltd.
2007-1A, 1.31% due 08/01/24[1,4]	900,000	878,163
MCF CLO I LLC
2013-1A, 4.25% due 04/20/23[1,4]	750,000	721,351
Babson CLO Ltd.
2012-2A, due 05/15/23[4,7]	750,000	351,961
2014-IA, due 07/20/25[4,7]	550,000	334,521
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 4.15% due 10/20/25[1,4]	600,000	570,850
Black Diamond CLO Ltd.
2013-1A, 4.01% due 02/01/23[1,4]	550,000	553,481
KKR Financial CLO Ltd.
2012-1A, 4.15% due 12/15/24[1,4]	500,000	500,297
Cent CLO
2014-16A, 3.01% due 08/01/24[1,4]	500,000	500,057
Newstar Trust
2012-2A, 3.95% due 01/20/23[1,4]	500,000	499,612

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 34.7% (continued)
Collateralized Loan Obligations - 21.2% (continued)
Dryden XXIII Senior Loan Fund
2014-23A, 3.63% due 07/17/23[1,4]	$500,000	$495,249
Venture CLO Ltd.
2013-14A, 3.58% due 08/28/25[1,4]	500,000	494,258
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.16% due 04/28/26[1,4]	300,000	297,735
2014-3A, 3.91% due 04/28/26[1,4]	200,000	188,219
MCF CLO III LLC
2014-3A, 3.17% due 01/20/24[1,4]	500,000	479,645
Treman Park CLO Ltd.
2015-1A, due 04/20/27[4,7]	500,000	447,527
Eastland CLO Ltd.
2007-1A, 1.16% due 05/01/22[1,4]	400,000	377,876
Halcyon Loan Advisors Funding Ltd.
2012-2A, 5.36% due 12/20/24[1,4]	350,000	329,962
KVK CLO Ltd.
2013-1A, due 04/14/25[4,7]	900,000	327,857
Newstar Commercial Loan Funding LLC
2013-1A, 5.41% due 09/20/23[1,4]	350,000	326,008
CIFC Funding Ltd.
2014-3X INC, due 07/22/26[7]	500,000	313,323
Westwood CDO I Ltd.
2007-1A, 1.53% due 03/25/21[1,4]	300,000	283,895
ALM XIV Ltd.
2014-14A, 3.69% due 07/28/26[1,4]	250,000	250,990
TICC CLO LLC
2012-1A, 5.58% due 08/25/23[1,4]	250,000	250,144
Gallatin CLO VII Ltd.
2014-1A, 3.58% due 07/15/23[1,4]	250,000	250,019
Golub Capital Partners CLO Ltd.
2013-17A, 4.54% due 10/25/25[1,4]	250,000	248,552
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.01% due 07/25/25[1,4]	250,000	242,331
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/24[4,7]	250,000	197,608
Neuberger Berman CLO Ltd.
2012-12A, due 07/25/23[4,7]	300,000	144,789
Copper River CLO Ltd.
2007-1A, due 01/20/211,[7,12]	600,000	133,372
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,7]	250,000	119,609
ICE EM CLO
2007-1A, 1.80% due 08/15/22[1,4]	52,860	52,535
Total Collateralized Loan Obligations		26,161,911
Transport-Aircraft - 8.0%
Apollo Aviation Securitization Equity Trust
2014-1, 5.13% due 12/15/29	1,081,731	1,053,065
2016-1A, 4.88% due 03/17/36[4]	950,000	938,125
2014-1, 7.50% due 12/15/29[1]	649,038	644,171
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	1,641,629	1,625,213
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[4]	914,676	905,529
2014-1, 5.25% due 02/15/29[4]	459,247	454,654
2014-1, 7.50% due 02/15/29[4]	228,050	226,339
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	958,612	986,809
2013-1, 6.35% due 10/15/38[4]	191,722	192,010
Rise Ltd.
2014-1, 4.75% due 02/12/39	964,323	952,751
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	886,905	892,275
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[12]	762,568	755,322

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 34.7% (continued)
Transport-Aircraft - 8.0% (continued)
AABS Ltd.
2013-1, 4.88% due 01/15/38	$281,017	$279,331
Total Transport-Aircraft		9,905,594
Collateralized Debt Obligations - 3.9%
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	1,000,000	1,018,463
Gramercy Real Estate CDO Ltd.
2007-1A, 1.10% due 08/15/56[1,4]	766,475	723,672
2006-1A, 1.08% due 07/25/41[1,4]	286,032	282,495
Putnam Structured Product Funding Ltd.
2003-1A, 1.52% due 10/15/38[1,4]	1,000,000	861,681
Triaxx Prime CDO Ltd.
2006-2A, 0.79% due 10/02/39[1,4]	698,766	665,502
N-Star REL CDO VIII Ltd.
2006-8A, 0.89% due 02/01/41[1,4]	500,000	485,345
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.86% due 11/20/46	478,562	462,621
SRERS Funding Ltd.
2011-RS, 0.76% due 05/09/46[1,4]	319,654	311,652
N-Star Real Estate CDO IX Ltd.
0.84% due 02/01/41[2]	35,052	34,989
Total Collateralized Debt Obligations		4,846,420
Whole Business - 0.8%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	1,000,000	1,035,634
Insurance - 0.5%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	624,750	624,966
Financial - 0.3%
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.85% due 07/09/17[1]	320,000	317,756
Total Asset-Backed Securities
(Cost $43,920,101)		42,892,281

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.6%
Residential Mortgage-Backed Securities - 16.1%
LSTAR Securities Investment Trust
2015-1, 2.53% due 01/01/20[1,4]	1,189,847	1,188,061
2015-4, 2.52% due 04/01/20[1,4]	1,160,687	1,146,178
2016-2, 2.53% due 03/01/21[1,4]	1,066,849	1,042,311
2015-5, 2.53% due 04/01/20[1,4]	906,012	892,422
2015-3, 2.53% due 03/01/20[1,4]	878,680	867,134
2015-2, 2.52% due 01/01/20[1,4]	614,938	606,412
CSMC Series
2015-12R, 1.02% due 11/30/37[1,4]	1,150,000	1,080,707
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[4,9]	1,000,000	1,000,000
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/28/31[4,8]	1,000,000	999,715
GSAA Trust
2005-10, 1.50% due 06/25/35[1]	1,050,000	969,423
CIT Mortgage Loan Trust
2007-1, 1.98% due 10/25/37[1,4]	967,576	947,886
American Home Mortgage Assets Trust
2007-1, 1.21% due 02/25/47[1]	1,598,582	947,568
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 0.66% due 07/25/37[1,4]	1,073,078	935,303
American Home Mortgage Investment Trust
2006-1, 0.92% due 03/25/46[1]	1,021,781	846,444
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[4,8]	837,537	845,131
Luminent Mortgage Trust
2006-2, 0.73% due 02/25/46[1]	1,128,264	773,000
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[4,8]	705,650	712,378
VOLT XXXVI LLC
2015-NP10, 3.63% due 07/25/45[4,8]	685,640	686,728

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.6% (continued)
Residential Mortgage-Backed Securities - 16.1% (continued)
HarborView Mortgage Loan Trust
2006-14, 0.68% due 01/25/47[1]	$828,691	$683,861
Banc of America Funding Ltd.
2013-R1, 0.71% due 11/03/41[1,4]	749,979	683,272
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[4]	664,441	663,956
NRPL Trust
2015-1A, 3.88% due 11/01/54[4]	572,314	568,408
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.35% due 11/25/46[1]	510,838	366,492
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	214,653	220,929
Nomura Resecuritization Trust
2012-1R, 0.96% due 08/27/47[1,4]	118,164	116,545
Morgan Stanley Re-REMIC Trust
2010-R5, 1.12% due 06/26/36[1,4]	147,924	107,153
Total Residential Mortgage-Backed Securities		19,897,417
Commercial Mortgage-Backed Securities - 4.3%
Citigroup Commercial Mortgage Trust
2016-GC36, 4.92% due 02/10/49[1]	1,100,000	1,177,323
2016-GC37, 1.97% due 04/10/49[1]	3,841,117	495,901
GS Mortgage Securities Corporation Trust
2016-ICE2, 4.77% due 02/15/33[1,4]	1,000,000	1,007,002
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.74% due 01/15/59[1]	4,976,057	489,769
2016-C32, 1.52% due 01/15/59[1]	5,326,393	485,938
Hilton USA Trust
2013-HLT, 4.41% due 11/05/30[4]	475,000	475,105
2013-HLT, 5.61% due 11/05/30[1,4]	300,000	300,463
COMM Mortgage Trust
2015-CR26, 1.21% due 10/10/48[1]	6,960,224	473,247
CFCRE Commercial Mortgage Trust
2016-C3, 1.25% due 01/10/48[1]	5,969,896	465,610
Total Commercial Mortgage-Backed Securities		5,370,358
Military Housing - 0.2%
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41[12]	234,963	268,849
Total Collateralized Mortgage Obligations
(Cost $25,364,197)		25,536,624

CORPORATE BONDS†† - 14.3%
Financial - 5.9%
Citigroup, Inc.
5.95%[1,3]	870,000	886,772
6.25%[1,3]	450,000	484,312
AmTrust Financial Services, Inc.
6.13% due 08/15/23[2]	840,000	884,467
Hospitality Properties Trust
5.25% due 02/15/26	700,000	740,209
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[4]	500,000	562,356
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,2	485,000	524,127
Fifth Third Bancorp
4.90%[1,3]	500,000	484,500
Pacific Northwest Communities LLC
5.91% due 06/15/50[12]	400,000	468,652
Wilton Re Finance LLC
5.88% due 03/30/33[1,4]	375,000	385,313
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[12]	334,673	353,398
Kennedy-Wilson, Inc.
5.88% due 04/01/24	350,000	352,625
ACC Group Housing LLC
6.35% due 07/15/54[12]	250,000	303,607
Bank of America Corp.
6.30%[1,3]	250,000	271,563
GEO Group, Inc.
5.88% due 10/15/24	300,000	258,000
CIC Receivables Master Trust
4.89% due 10/07/21†††	192,022	193,742

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
CORPORATE BONDS†† - 14.3% (continued)
Financial - 5.9% (continued)
Cadence Bank North America
6.25% due 06/28/29[1,12]	$150,000	$127,500
Total Financial		7,281,143
Energy - 2.8%
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	750,000	869,203
4.25% due 04/01/24	150,000	155,812
ConocoPhillips
6.50% due 02/01/39	650,000	839,038
Halliburton Co.
4.85% due 11/15/35[9]	550,000	589,511
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[4]	300,000	314,554
Husky Energy, Inc.
4.00% due 04/15/24	300,000	313,110
Equities Corp.
4.88% due 11/15/21	250,000	273,740
Hess Corp.
4.30% due 04/01/27	150,000	151,168
Total Energy		3,506,136
Basic Materials - 1.7%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]	760,000	791,779
4.45% due 11/15/21[4]	100,000	105,757
Yamana Gold, Inc.
4.95% due 07/15/24	865,000	893,526
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[1,4]	300,000	339,750
Total Basic Materials		2,130,812
Communications - 1.4%
CSC Holdings LLC
6.63% due 10/15/25[4]	360,000	390,600
6.75% due 11/15/21	200,000	211,500
Sprint Communications, Inc.
9.00% due 11/15/18[4]	400,000	441,500
Avaya, Inc.
7.00% due 04/01/19[4,10]	500,000	368,750
DISH DBS Corp.
5.88% due 11/15/24	325,000	320,938
Total Communications		1,733,288
Consumer, Non-cyclical - 1.0%
Tenet Healthcare Corp.
4.35% due 06/15/20[1]	500,000	502,550
Vector Group Ltd.
7.75% due 02/15/21	475,000	500,983
Central Garden & Pet Co.
6.13% due 11/15/23	215,000	230,050
Total Consumer, Non-cyclical		1,233,583
Consumer, Cyclical - 0.6%
Northern Group Housing LLC
6.80% due 08/15/53[12]	600,000	790,146
Utilities - 0.3%
AES Corp.
6.00% due 05/15/26	400,000	423,000
Diversified - 0.3%
HRG Group, Inc.
7.88% due 07/15/19	325,000	342,469
Industrial - 0.3%
Molex Electronic Technologies LLC
3.90% due 04/15/25[4]	300,000	306,251
Total Corporate Bonds
(Cost $16,794,815)		17,746,828

U.S. GOVERNMENT SECURITIES†† - 7.5%
U.S. Treasury Notes
1.50% due 08/15/26[9]	5,071,000	5,021,674
U.S. Treasury Bonds
due 11/15/44[10]	8,444,000	4,276,810
Total U.S. Government Securities
(Cost $9,062,768)		9,298,484

SENIOR FLOATING RATE INTERESTS†† - 4.6%
Technology - 1.1%
EIG Investors Corp.
6.00% due 02/09/23[2]	420,729	391,277
Greenway Medical Technologies
6.00% due 11/04/20[2]	340,375	331,015
Solera LLC
5.75% due 03/03/23	248,750	251,185
Landslide Holdings, Inc.
5.50% due 09/27/22	200,000	201,250
Epicor Software
4.75% due 06/01/22	199,747	196,627
Total Technology		1,371,354
Industrial - 1.1%
Capstone Logistics
5.50% due 10/07/21	702,789	686,977
Travelport Holdings LLC
5.00% due 09/02/21	583,417	585,815
CareCore National LLC
5.50% due 03/05/21	92,413	90,565
Total Industrial		1,363,357
Consumer, Cyclical - 0.8%
Petsmart, Inc.
4.25% due 03/11/22	497,481	498,053
Neiman Marcus Group, Inc.
4.25% due 10/25/20	340,397	312,740
Acosta, Inc.
4.25% due 09/26/21	199,208	189,248
Total Consumer, Cyclical		1,000,041
Financial - 0.6%
Global Payments, Inc.
4.02% due 04/22/23	399,000	402,691
Magic Newco, LLC
5.00% due 12/12/18	241,823	242,023

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
American Stock Transfer & Trust
5.75% due 06/26/20	$94,661	$92,452
Total Financial		737,166
Consumer, Non-cyclical - 0.5%
Albertson's LLC
4.75% due 12/21/22	497,503	502,170
NES Global Talent
6.50% due 10/03/19[2]	122,320	108,865
Total Consumer, Non-cyclical		611,035
Communications - 0.5%
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23	500,000	499,375
MergerMarket Ltd.
4.50% due 02/04/21	97,500	96,038
Total Communications		595,413
Total Senior Floating Rate Interests
(Cost $5,681,009)		5,678,366

FEDERAL AGENCY SECURITIES†† - 4.6%
Fannie Mae Principal
due 05/15/29[10]	1,250,000	897,318
due 05/15/30[10]	850,000	599,635
due 01/15/30[10]	600,000	427,157
Total Fannie Mae Principal		1,924,110
Freddie Mac Strips[11]
due 03/15/31[10]	1,500,000	1,027,155
due 07/15/32[10]	800,000	518,638
Total Freddie Mac Strips		1,545,793
Freddie Mac[11]
due 12/14/29[10]	1,600,000	1,146,325
Tennessee Valley Authority
5.38% due 04/01/56	750,000	1,061,229
Total Federal Agency Securities
(Cost $5,246,837)		5,677,457

MUNICIPAL BONDS†† - 2.5%
California - 0.9%
State of California General Obligation Unlimited
7.60% due 11/01/40	700,000	1,134,791
Illinois - 0.8%
State of Illinois General Obligation Unlimited
6.90% due 03/01/35	500,000	566,015
5.65% due 12/01/38	400,000	415,344
Total Illinois		981,359
Michigan - 0.8%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	750,000	979,688
Total Municipal Bonds
(Cost $2,998,268)		3,095,838

FOREIGN GOVERNMENT BONDS†† - 1.4%
Kenya Government International Bond
6.88% due 06/24/24[4]	700,000	686,000
Dominican Republic International Bond
6.85% due 01/27/45[4]	500,000	560,000
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[1,4]	450,000	484,875
Total Foreign Government Bonds
(Cost $1,700,311)		1,730,875
Total Investments - 100.2%
(Cost $123,657,083)		$123,877,390
Other Assets & Liabilities, net - (0.2)%		(222,389)
Total Net Assets - 100.0%		$123,655,001

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[2]	Illiquid security.
[3]	Perpetual maturity.
[4]
Security is a 144A or Section 4(a)(2) security.  These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $60,555,336 (cost $60,843,475), or 49.0% of total net assets.

[5]	Affiliated issuer – See Note 4.
[6]	Rate indicated is the 7 day yield as of September 30, 2016.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[9]	Security or a portion thereof is held as collateral for reverse repurchase agreeements.
[10]	Zero coupon rate security.
[11]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[12]	Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,921,517 (cost $4,609,277) or 3.2% of total net assets — See Note 5.

See Sector Classification in Other Information section.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$42,892,281	$—	$42,892,281
Collateralized Mortgage Obligations	—	25,536,624	—	25,536,624
Unit Investment Trusts	94,619	—	—	94,619
Corporate Bonds	—	17,028,959	717,869	17,746,828
Federal Agency Securities	—	5,677,457	—	5,677,457
Foreign Government Bonds	—	1,730,875	—	1,730,875
Municipal Bonds	—	3,095,838	—	3,095,838
Mutual Funds	10,504,575	—	—	10,504,575
Preferred Stocks	—	454,660	720,672	1,175,332
Senior Floating Rate Interests	—	5,678,366	—	5,678,366
Short Term Investments	446,111	—	—	446,111
U.S. Government Securities	—	9,298,484	—	9,298,484
Total	$11,045,305	$111,393,544	$1,438,541	$123,877,390

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period. As of September 30, 2016, Series E (Total Return Bond Series) had securities with a total value of $1,222,421 transfer out of Level 3 into Level 2 due to changes in the securities valuation method using observable market inputs. There were no other securities that transferred between levels.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 09/30/16	Valuation Technique	Unobservable Inputs	Input Range
Corporate Bonds	$ 717,869	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–
Preferred Stocks	720,672	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–
Total	$ 1,438,541

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Summary of Fair Value Level 3 Activity

The following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2016:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Collateralized Mortgage Obligations	Preferred Stocks	Corporate Bonds	Total
Series E (Total Return Bond)
Assets:
Beginning Balance	$237,977	$643,284	$1,969,243	$2,850,504
Purchases	-	-	-	-
Sales, maturities and paydowns	(2,627)	-	(335,072)	(337,699)
Total realized gains or losses included in earnings	-	-	(29,616)	(29,616)
Total change in unrealized gains or losses included in earnings	2,627	77,388	97,758	177,773
Transfers in Level 3	-	-	-	-
Transfers out of Level 3	(237,977)	-	(984,444)	(1,222,421)
Ending Balance	$-	$720,672	$717,869	$1,438,541
Net Change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016	$33,254	$77,388	$144,140	$254,782

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
SHORT-TERM INVESTMENTS† - 12.2%
Federated U.S. Treasury Cash Reserve Fund 0.17%[1]	4,680,259	$4,680,259
Total Short-Term Investments
(Cost $4,680,259)		4,680,259

	Face Amount
SENIOR FLOATING RATE INTERESTS††,3 - 82.8%
Consumer, Cyclical - 18.7%
Gates Global, Inc.
4.25% due 07/05/21	$653,982	643,577
Fitness International LLC
6.00% due 07/01/20	578,413	577,546
Leslie's Poolmart, Inc.
5.25% due 08/16/23	500,000	502,915
PETCO Animal Supplies, Inc.
5.00% due 01/26/23	373,125	376,804
5.00% due 01/26/23	124,375	125,599
Sears Holdings Corp.
5.50% due 06/30/18	492,405	481,735
Ascena Retail Group
5.25% due 08/21/22	469,689	452,400
Navistar, Inc.
6.50% due 08/07/20	446,625	447,465
Advantage Sales & Marketing LLC
4.25% due 07/23/21	445,957	440,106
Life Time Fitness
4.25% due 06/10/22	439,585	439,664
National Vision, Inc.
4.00% due 03/12/21	442,065	436,429
Burlington Coat Factory Warehouse Corp.
3.50% due 08/13/21	400,000	402,668
Petsmart, Inc.
4.25% due 03/11/22	347,362	347,761
Belk, Inc.
5.75% due 12/12/22	348,250	315,041
PTL Acqusition, Inc.
4.00% due 05/12/23	300,000	302,532
Talbots, Inc.
5.50% due 03/19/20	245,834	239,627
1-800 Contacts
5.25% due 01/22/23	199,000	200,079
Sterling Intermidiate Corp.
5.75% due 06/20/22	172,795	171,931
Equinox Fitness
5.00% due 01/31/20	98,737	99,313
NPC International, Inc.
4.75% due 12/28/18	98,412	98,412
Bass Pro Group LLC
4.00% due 06/05/20	49,571	49,416
Total Consumer, Cyclical		7,151,020
Industrial - 16.1%
Reynolds Group Holdings
4.25% due 02/05/23	500,000	501,405
Camp International Holding Co.
4.75% due 08/18/23	500,000	499,000
Transdigm, Inc.
3.75% due 05/14/22	492,861	493,137
Travelport Holdings LLC
5.00% due 09/02/21	486,252	488,251
GYP Holdings III Corp.
4.50% due 04/01/21	458,827	457,248
Engility Corp.
5.75% due 08/14/23	429,545	433,437
USIC Holding, Inc.
4.00% due 07/10/20	416,441	413,838
Quikrete Holdings, Inc.
4.00% due 09/28/20	400,000	402,500
Amber Bidco Ltd.
4.66% due 06/30/21†††,2	350,000	345,219
CareCore National LLC
5.50% due 03/05/21	305,983	299,863
Thermasys Corp.
5.25% due 05/03/19[2]	367,500	295,610
Pro Mach Group, Inc.
4.75% due 10/22/21	295,984	295,318
Atkore International, Inc.
7.75% due 10/09/21	200,000	200,084
Bioplan USA, Inc.
5.75% due 09/23/21	197,000	183,210
SI Organization
5.75% due 11/22/19	171,941	172,694
Mast Global
7.75% due 09/12/19†††,2	157,988	157,204
SRS Distribution, Inc.
5.25% due 08/25/22	129,250	130,219
Doncasters Group Ltd.
9.50% due 10/09/20	135,172	127,231
Nielsen Finance LLC
5.75% due 10/04/23	100,000	100,422
Crosby Worldwide
4.00% due 11/23/20	96,093	80,238
NANA Development Corp.
8.00% due 03/15/18[2]	75,000	70,125
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21	17,530	14,017
Total Industrial		6,160,270
Technology - 14.8%
The Active Network, Inc.
5.50% due 11/13/20	716,464	711,090
Diebold, Inc.
5.25% due 11/06/23	500,000	504,585
Landslide Holdings, Inc.
5.50% due 09/27/22	500,000	503,125
Ceridian Corp.
4.50% due 09/15/20	480,070	468,668
Ipreo Holdings
4.25% due 08/06/21	491,275	467,021
EIG Investors Corp.
6.48% due 11/08/19	377,005	365,224
6.00% due 02/09/23[2]	108,894	101,272
Compucom Systems, Inc.
4.25% due 05/11/20	580,020	410,846

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 82.8% (continued)
Technology - 14.8% (continued)
Solera LLC
5.75% due 03/03/23	$398,000	$401,896
Greenway Medical Technologies
6.00% due 11/04/20[2]	389,000	378,303
Aspect Software, Inc.
10.50% due 05/25/20	329,542	320,753
Avaya, Inc.
6.25% due 05/29/20	355,764	262,081
Advanced Computer Software
6.50% due 03/18/22	246,250	234,553
Sparta Holding Corp.
6.50% due 07/28/20†††,2	191,011	189,794
Solarwinds Holdings, Inc.
5.50% due 02/03/23	99,750	100,648
Flexera Software LLC
8.00% due 04/02/21	100,000	98,125
Infor, Inc.
3.75% due 06/03/20	93,840	93,113
CPI Acquisition, Inc.
5.50% due 08/17/22	56,839	55,442
Total Technology		5,666,539
Consumer, Non-cyclical - 10.5%
Phillips-Medsize Corp.
4.75% due 06/16/21	586,500	585,585
US Foods, Inc.
4.00% due 06/27/23	498,750	502,386
Authentic Brands
5.50% due 05/27/21	490,891	489,663
DJO Finance LLC
4.25% due 06/08/20	495,000	485,719
American Tire Distributors, Inc.
5.25% due 09/01/21	492,276	485,384
Lineage Logistics LLC
4.50% due 04/07/21	487,500	481,406
Reddy Ice Holdings, Inc.
6.75% due 05/01/19	386,967	365,684
NES Global Talent
6.50% due 10/03/19[2]	409,304	364,281
Valeant Pharmaceuticals International, Inc.
5.50% due 04/01/22	101,235	101,498
Acadia Healthcare Company, Inc.
3.75% due 02/16/23	99,500	100,122
CTI Foods Holding Co. LLC
8.25% due 06/28/21	80,000	71,200
Total Consumer, Non-cyclical		4,032,928
Financial - 10.3%
National Financial Partners Corp.
4.50% due 07/01/20	737,591	738,668
Assured Partners, Inc.
5.75% due 10/21/22	575,856	578,194
York Risk Services
4.75% due 10/01/21[2]	491,228	448,860
Acrisure LLC
6.50% due 05/19/22	444,381	445,217
Hyperion Insurance
5.50% due 04/29/22	445,119	434,685
Americold Realty Operating Partnership, LP
5.75% due 12/01/22	399,000	402,244
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	378,106	317,136
American Stock Transfer & Trust
5.75% due 06/26/20	283,982	277,356
Corporate Capital Trust
4.13% due 05/20/19	195,000	194,513
LPL Financial Holdings, Inc.
4.75% due 11/21/22	124,063	124,735
Total Financial		3,961,608
Communications - 7.0%
Numericable US LLC
4.75% due 02/10/23	597,000	600,916
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23	537,317	536,645
Univision Communications, Inc.
4.00% due 02/28/20	498,669	499,527
Neptune Finco Corp.
5.00% due 10/09/22	498,750	499,269
MergerMarket Ltd.
4.50% due 02/04/21	341,250	336,131
Anaren, Inc.
5.50% due 02/18/21[2]	140,755	135,477
9.25% due 08/18/21[2]	100,000	89,000
Total Communications		2,696,965
Energy - 2.4%
Veresen Midstream LP
5.25% due 03/31/22	498,734	494,161
Cactus Wellhead
7.00% due 07/31/20	538,187	413,058
Total Energy		907,219
Basic Materials - 1.1%
Nexeo Solutions LLC
5.25% due 06/09/23	374,063	375,700
WR Grace & Co.
2.76% due 02/03/21	33,939	33,950
Noranda Aluminum Acquisition Corp.
7.00% due 02/28/19	51,626	5,679
Total Basic Materials		415,329
Utilities - 1.1%
TPF II Power LLC
5.00% due 10/02/21	403,812	407,547
Electric - 0.8%
Stonewall (Green Energy)
6.50% due 11/12/21	300,000	291,000
Total Senior Floating Rate Interests
(Cost $32,351,293)		31,690,425

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 5.1%
Collateralized Loan Obligations - 3.8%
Cerberus Onshore II CLO LLC
2014-1A, 4.68% due 10/15/23[3,4]	$250,000	$246,764
ACIS CLO Ltd.
2013-2A, 4.52% due 10/14/22[3,4]	250,000	243,982
ALM XIV Ltd.
2014-14A, 4.19% due 07/28/26[3,4]	250,000	243,789
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.01% due 07/25/25[3,4]	250,000	242,331
Kingsland IV Ltd.
2007-4A, 2.13% due 04/16/21[3,4]	250,000	234,550
Newstar Commercial Loan Funding LLC
2013-1A, 5.41% due 09/20/23[3,4]	250,000	232,863
Total Collateralized Loan Obligations		1,444,279
Collateralized Debt Obligations - 1.3%
Gramercy Real Estate CDO Ltd.
2007-1A, 1.10% due 08/15/56[3,4]	391,391	369,535
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.86% due 11/20/46	147,250	142,345
Total Collateralized Debt Obligations		511,880
Total Asset-Backed Securities
(Cost $1,912,989)		1,956,159

CORPORATE BONDS†† - 0.7%
Consumer, Non-cyclical - 0.5%
Tenet Healthcare Corp.
4.35% due 06/15/20[3]	200,000	201,020
Energy - 0.2%
FTS International, Inc.
8.35% due 06/15/20[3,4]	100,000	84,940
Total Corporate Bonds
(Cost $299,501)		285,960

SENIOR FIXED RATE INTERESTS†† - 0.7%
Financial - 0.7%
Magic Newco, LLC
12.00% due 06/12/19	250,000	262,500
Total Senior Fixed Rate Interests
(Cost $267,770)		262,500
Total Investments - 101.5%
(Cost $39,511,812)		$38,875,303
Other Assets & Liabilities, net - (1.5)%		(591,891)
Total Net Assets - 100.0%		$38,283,412

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2016.
[2]	Illiquid security.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[4]
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,898,754 (cost $1,887,454), or 5.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$1,956,159	$—	$1,956,159
Corporate Bonds	—	285,960	—	285,960
Senior Fixed Rate Interests	—	262,500	—	262,500
Senior Floating Rate Interests	—	30,998,208	692,217	31,690,425
Short-Term Investments	4,680,259	—	—	4,680,259
Total	$4,680,259	$33,502,827	$692,217	$38,875,303

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 09/30/16	Valuation Technique	Unobservable Inputs	Input Range
Senior Floating Rate Interests	$ 692,217	Model Price	Purchase Price	–
Total	$ 692,217

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Summary of Fair Value Level 3 Activity

The following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2016:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Total
Series F (Floating Rate Strategise Series)
Assets:
Beginning Balance	$704,352	$704,352
Purchases	533	533
Sales, maturities and paydowns	(11,833)	(11,833)
Total realized gains or losses included in earnings	-	-
Total change in unrealized gains or losses included in earnings	(835)	(835)
Transfers in Level 3	-	-
Transfers out of Level 3	-	-
Ending Balance	$692,217	$692,217
Net Change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016	$(88)	$(88)

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 17.6%
Consumer, Non-cyclical - 7.8%
Intuitive Surgical, Inc.*	585	$424,026
Zimmer Biomet Holdings, Inc.	2,945	382,908
AmerisourceBergen Corp. — Class A	4,699	379,585
Nielsen Holdings plc	6,687	358,223
Hologic, Inc.*	7,996	310,485
Laboratory Corporation of America Holdings*	2,230	306,580
DaVita, Inc.*	4,616	304,979
Total System Services, Inc.	5,485	258,618
Cardinal Health, Inc.	3,328	258,586
Zoetis, Inc.	4,918	255,785
HCA Holdings, Inc.*	3,360	254,116
Kellogg Co.	3,249	251,700
Flowers Foods, Inc.	16,603	251,037
Incyte Corp.*	2,650	249,868
ConAgra Foods, Inc.	5,209	245,396
Molina Healthcare, Inc.*	4,195	244,652
Kroger Co.	8,228	244,207
Dr Pepper Snapple Group, Inc.	2,562	233,936
CR Bard, Inc.	1,030	231,008
Tyson Foods, Inc. — Class A	3,053	227,968
Equifax, Inc.	1,686	226,902
ResMed, Inc.	3,456	223,914
Henry Schein, Inc.*	1,311	213,667
B&G Foods, Inc.	4,121	202,671
HealthSouth Corp.	4,845	196,562
Boston Scientific Corp.*	7,753	184,521
Universal Health Services, Inc. — Class B	1,462	180,148
Coty, Inc. — Class A*	7,515	176,603
Robert Half International, Inc.	4,563	172,755
RR Donnelley & Sons Co.	10,815	170,012
KAR Auction Services, Inc.	3,683	158,958
Hill-Rom Holdings, Inc.	2,516	155,942
Constellation Brands, Inc. — Class A	888	147,843
Charles River Laboratories International, Inc.*	1,773	147,762
MEDNAX, Inc.*	2,211	146,479
CoreLogic, Inc.*	3,702	145,192
DexCom, Inc.*	1,643	144,025
Post Holdings, Inc.*	1,849	142,687
United Rentals, Inc.*	1,762	138,299
Edwards Lifesciences Corp.*	1,139	137,318
Sysco Corp.	2,673	131,004
Campbell Soup Co.	2,377	130,022
United Therapeutics Corp.*	1,077	127,172
VCA, Inc.*	1,795	125,614
Vertex Pharmaceuticals, Inc.*	1,391	121,309
Verisk Analytics, Inc. — Class A*	1,413	114,849
Avis Budget Group, Inc.*	3,331	113,954
Global Payments, Inc.	1,474	113,144
Western Union Co.	5,289	110,117
Tenet Healthcare Corp.*	4,760	107,862
Spectrum Brands Holdings, Inc.	755	103,956
TreeHouse Foods, Inc.*	1,122	97,827
Seattle Genetics, Inc.*	1,808	97,650
Centene Corp.*	1,354	90,664
Herbalife Ltd.*	1,437	89,080
WellCare Health Plans, Inc.*	725	84,890
S&P Global, Inc.	665	84,162
Clorox Co.	658	82,368
Alexion Pharmaceuticals, Inc.*	653	80,019
Darling Ingredients, Inc.*	5,900	79,709
Hain Celestial Group, Inc.*	2,177	77,458
Pilgrim's Pride Corp.	3,580	75,610
ServiceMaster Global Holdings, Inc.*	2,195	73,928
Total Consumer, Non-cyclical		11,398,291
Consumer, Cyclical - 3.2%
PACCAR, Inc.	4,777	280,792
Southwest Airlines Co.	6,946	270,129
Liberty Interactive Corporation QVC Group — Class A*	13,251	265,153
Alaska Air Group, Inc.	3,877	255,339
Newell Brands, Inc.	4,576	240,972
Dollar Tree, Inc.*	2,913	229,923
Delphi Automotive plc	3,128	223,089
Michael Kors Holdings Ltd.*	4,307	201,524
Dollar General Corp.	2,834	198,352
Lear Corp.	1,505	182,436
O'Reilly Automotive, Inc.*	650	182,071
WW Grainger, Inc.	805	180,996
JetBlue Airways Corp.*	10,357	178,555
Tesla Motors, Inc.*	810	165,264
Fastenal Co.	3,902	163,026
BorgWarner, Inc.	4,556	160,280
The Gap, Inc.	6,744	149,986
AutoZone, Inc.*	176	135,228
Delta Air Lines, Inc.	3,277	128,983
Whirlpool Corp.	759	123,079
Under Armour, Inc. — Class A*	2,929	113,294
Ross Stores, Inc.	1,675	107,703
Casey's General Stores, Inc.	825	99,124
AutoNation, Inc.*	1,956	95,277
PulteGroup, Inc.	4,683	93,848
Polaris Industries, Inc.	1,111	86,036
Harman International Industries, Inc.	1,011	85,379
DR Horton, Inc.	2,656	80,211
Marriott International, Inc. — Class A	1,113	74,938
Total Consumer, Cyclical		4,750,987
Industrial - 2.8%
Rockwell Automation, Inc.	2,402	293,861
Spirit AeroSystems Holdings, Inc. — Class A*	6,583	293,208
TransDigm Group, Inc.*	994	287,385
Rockwell Collins, Inc.	2,898	244,417
Agilent Technologies, Inc.	4,903	230,882
Huntington Ingalls Industries, Inc.	1,503	230,590
Stericycle, Inc.*	2,599	208,284
AMERCO	594	192,593
Roper Technologies, Inc.	1,024	186,849
AMETEK, Inc.	3,808	181,946
Carlisle Companies, Inc.	1,575	161,548

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 17.6% (continued)
Industrial - 2.8% (continued)
Textron, Inc.	3,934	$156,376
Waste Management, Inc.	2,316	147,668
Clean Harbors, Inc.*	2,670	128,107
Energizer Holdings, Inc.	2,497	124,750
Ingersoll-Rand plc	1,672	113,596
Acuity Brands, Inc.	382	101,077
Snap-on, Inc.	614	93,303
SBA Communications Corp. — Class A*	831	93,205
J.B. Hunt Transport Services, Inc.	1,041	84,467
Wabtec Corp.	1,021	83,365
Owens-Illinois, Inc.*	4,445	81,743
Ball Corp.	983	80,557
Johnson Controls International plc	1,729	80,450
Waters Corp.*	502	79,562
Packaging Corporation of America	950	77,197
Total Industrial		4,036,986
Communications - 1.8%
Expedia, Inc.	3,305	385,759
IAC/InterActiveCorp	4,469	279,178
Scripps Networks Interactive, Inc. — Class A	4,379	278,023
Viacom, Inc. — Class B	6,877	262,014
Palo Alto Networks, Inc.*	1,541	245,528
DISH Network Corp. — Class A*	4,289	234,951
Omnicom Group, Inc.	2,645	224,825
Discovery Communications, Inc. — Class A*	6,259	168,492
Ciena Corp.*	7,312	159,402
AMC Networks, Inc. — Class A*	2,986	154,854
Interpublic Group of Companies, Inc.	5,895	131,753
Splunk, Inc.*	1,660	97,409
Sinclair Broadcast Group, Inc. — Class A	3,287	94,929
Total Communications		2,717,117
Technology - 1.4%
Fidelity National Information Services, Inc.	5,100	392,854
Cerner Corp.*	4,451	274,849
Teradata Corp.*	6,450	199,950
Electronic Arts, Inc.*	1,583	135,188
Microchip Technology, Inc.	2,149	133,540
Lam Research Corp.	1,341	127,006
Activision Blizzard, Inc.	2,700	119,610
SS&C Technologies Holdings, Inc.	3,674	118,119
Cognizant Technology Solutions Corp. — Class A*	2,324	110,878
Skyworks Solutions, Inc.	1,289	98,144
Tableau Software, Inc. — Class A*	1,645	90,919
Nuance Communications, Inc.*	6,022	87,319
Pitney Bowes, Inc.	4,645	84,353
NVIDIA Corp.	1,218	83,457
Total Technology		2,056,186
Financial - 0.3%
Alliance Data Systems Corp.*	1,555	333,594
Iron Mountain, Inc.	2,066	77,537
Total Financial		411,131
Energy - 0.3%
Cabot Oil & Gas Corp. — Class A	7,098	183,128
ONEOK, Inc.	2,220	114,086
Diamondback Energy, Inc.*	454	43,829
Continental Resources, Inc.*	837	43,491
Total Energy		384,534
Basic Materials - 0.0%
Steel Dynamics, Inc.	2,827	70,647
Total Common Stocks
(Cost $25,649,361)		25,825,879

MUTUAL FUNDS†,1 - 79.9%
Guggenheim Variable Insurance Strategy Fund III	1,672,745	41,835,345
Guggenheim Strategy Fund II	1,270,327	31,681,959
Guggenheim Strategy Fund III	978,807	24,450,587
Guggenheim Strategy Fund I	762,716	19,060,275
Total Mutual Funds
(Cost $116,626,069)		117,028,166

SHORT-TERM INVESTMENTS† - 2.5%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]	3,705,013	3,705,013
Total Short-Term Investments
(Cost $3,705,013)		3,705,013
Total Investments - 100.0%
(Cost $145,980,443)		$146,559,058
Other Assets & Liabilities, net - 0.0%		(41,868)
Total Net Assets - 100.0%		$146,517,190

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $929,160)	6	$6,665
December 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $292,155)	3	2,902
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $324,038)	3	1,865
		–
(Total Aggregate Value of Contracts $1,545,353)		$11,432

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank April 2017 Russell Midcap Growth Index Swap 0.51%[3], Terminating 04/04/17 (Notional Value $119,000,149)	152,229	$61

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Rate indicated is the 7 day yield as of September 30, 2016.
[3]	Total Return based on Russell Midcap Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$25,825,879	$—	$—	$—	$—	$25,825,879
Equity Futures Contracts	—	11,432	—	—	—	11,432
Equity Index Swap Agreements	—	—	—	61	—	61
Mutual Funds	117,028,166	—	—	—	—	117,028,166
Short-Term Investments	3,705,013	—	—	—	—	3,705,013
Total	$146,559,058	$11,432	$—	$61	$—	$146,570,551

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS† - 67.3%
SPDR S&P 500 ETF Trust	43,046	$9,310,850
Vanguard S&P 500 ETF	44,287	8,799,384
iShares Core U.S. Aggregate Bond ETF	75,304	8,465,676
iShares iBoxx $ Investment Grade Corporate Bond ETF	35,057	4,318,321
iShares Core S&P Mid-Capital ETF	20,310	3,142,160
iShares MSCI EAFE ETF	38,211	2,259,416
iShares Core S&P 500 ETF	2	435
Total Exchange-Traded Funds
(Cost $28,039,768)		36,296,242

MUTUAL FUNDS† - 30.9%
Guggenheim Variable Insurance Strategy Fund III[1]	391,968	9,803,125
Guggenheim Strategy Fund III[1]	149,928	3,745,193
Guggenheim Strategy Fund II1	67,232	1,676,766
Guggenheim Strategy Fund I1	57,957	1,448,348
Total Mutual Funds
(Cost $16,640,815)		16,673,432

SHORT-TERM INVESTMENTS† - 0.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]	237,793	237,793
Total Short-Term Investments
(Cost $237,793)		237,793

	Face Amount
U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bill
0.00% due 10/13/16[3,4]	$600,000	599,972
Total U.S. Treasury Bills
(Cost $599,985)		599,972
Total Investments - 99.7%
(Cost $45,518,361)		$53,807,439
Other Assets & Liabilities, net - 0.3%		157,106
Total Net Assets - 100.0%		$53,964,546

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $6,141,960)	72	$64,349
December 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,119,900)	17	59,721
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,512,175)	14	23,079
December 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $309,720)	2	3,226
October 2016 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $304,098)	2	(1,007)
December 2016 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $82,950)	1	(1,554)
(Total Aggregate Value of Contracts $10,470,803)		$147,814

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $8,002,437)	61	$46,685
December 2016 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $4,369,063)	20	7,204
(Total Aggregate Value of Contracts $12,371,500)		$53,889

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2016 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $533,960)	7	$4,952
December 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $123,650)	1	1,435
December 2016 British Pound Futures Contracts (Aggregate Value of Contracts $486,750)	6	(1,884)
(Total Aggregate Value of Contracts $1,144,360)		$4,503

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $534,940)	7	$(1,628)
December 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $563,600)	4	(3,860)
(Total Aggregate Value of Contracts $1,098,540)		$(5,488)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2016 DAX Index Futures Contracts†† (Aggregate Value of Contracts $295,395)	1	$469
December 2016 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $88,988)	1	141
December 2016 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $130,580)	1	(2,612)

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT† (continued)
December 2016 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $104,309)	1	$(4,749)
October 2016 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $299,848)	6	(5,235)
(Total Aggregate Value of Contracts $919,120)		$(11,986)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Rate indicated is the 7 day yield as of September 30, 2016.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2016.
[4]	Zero coupon rate security.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$6,387	$—	$—	$—	$6,387
Equity Futures Contracts	—	150,375	—	610	—	150,985
Exchange-Traded Funds	36,296,242	—	—	—	—	36,296,242
Interest Rate Futures Contracts	—	53,889	—	—	—	53,889
Mutual Funds	16,673,432	—	—	—	—	16,673,432
Short-Term Investments	237,793	—	—	—	—	237,793
U.S. Treasury Bills	—	—	599,972	—	—	599,972
Total	$53,207,467	$210,651	$599,972	$610	$—	$54,018,700

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$7,372	$—	$—	$—	$7,372
Equity Futures Contracts	—	1,554	—	13,603	—	15,157
Total	$—	$8,926	$—	$13,603	$—	$22,529

* Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 96.7%
Financial - 28.2%
JPMorgan Chase & Co.	59,300	$3,948,788
Citigroup, Inc.	38,590	1,822,606
Zions Bancorporation	53,072	1,646,293
American International Group, Inc.	26,625	1,579,928
Bank of America Corp.	93,808	1,468,095
Allstate Corp.	20,950	1,449,321
Berkshire Hathaway, Inc. — Class B*	10,025	1,448,311
Wells Fargo & Co.	31,519	1,395,661
SunTrust Banks, Inc.	24,120	1,056,456
Assured Guaranty Ltd.	36,540	1,013,985
Unum Group	28,529	1,007,359
BB&T Corp.	24,850	937,342
Alleghany Corp.*	1,560	819,031
E*TRADE Financial Corp.*	25,774	750,539
Popular, Inc.	19,230	734,971
KeyCorp	53,394	649,805
Sun Communities, Inc.	7,930	622,346
Endurance Specialty Holdings Ltd.	9,330	610,649
Piedmont Office Realty Trust, Inc. — Class A	27,618	601,244
Wintrust Financial Corp.	10,710	595,155
Charles Schwab Corp.	16,720	527,850
Huntington Bancshares, Inc.	49,943	492,438
Trustmark Corp.	17,760	489,466
Fulton Financial Corp.	32,670	474,368
Morgan Stanley	13,288	426,013
Mastercard, Inc. — Class A	4,116	418,885
Equity Residential	6,370	409,782
CubeSmart	14,670	399,904
Alexandria Real Estate Equities, Inc.	3,623	394,074
Parkway Properties, Inc.	23,132	393,475
Ally Financial, Inc.	19,585	381,320
EastGroup Properties, Inc.	4,963	365,079
Hanover Insurance Group, Inc.	4,774	360,055
Prosperity Bancshares, Inc.	6,280	344,709
Radian Group, Inc.	24,503	332,016
EPR Properties	4,154	327,086
Equity Commonwealth*	10,387	313,895
Prudential Financial, Inc.	3,683	300,717
T. Rowe Price Group, Inc.	3,926	261,079
Lexington Realty Trust	24,950	256,985
First Industrial Realty Trust, Inc.	9,038	255,052
Regions Financial Corp.	25,781	254,458
DCT Industrial Trust, Inc.	4,751	230,661
PacWest Bancorp	4,978	213,606
Camden Property Trust	2,492	208,680
Monogram Residential Trust, Inc.	19,284	205,182
Genworth Financial, Inc. — Class A*	27,754	137,660
Hartford Financial Services Group, Inc.	2,687	115,057
Hancock Holding Co.	3,328	107,927
IBERIABANK Corp.	1,584	106,318
Umpqua Holdings Corp.	6,720	101,136
Corrections Corporation of America	6,568	91,098
Total Financial		33,853,916
Consumer, Non-cyclical - 15.7%
Johnson & Johnson	19,695	2,326,570
Quest Diagnostics, Inc.	18,020	1,525,033
Bunge Ltd.	25,370	1,502,665
Pfizer, Inc.	39,750	1,346,333
Medtronic plc	12,720	1,099,008
Zimmer Biomet Holdings, Inc.	8,320	1,081,766
HCA Holdings, Inc.*	14,282	1,080,147
MEDNAX, Inc.*	13,433	889,936
United Rentals, Inc.*	8,809	691,418
Philip Morris International, Inc.	6,162	599,070
Mondelez International, Inc. — Class A	12,662	555,862
Emergent BioSolutions, Inc.*	16,131	508,610
Navigant Consulting, Inc.*	23,890	483,056
ICF International, Inc.*	10,850	480,872
UnitedHealth Group, Inc.	3,364	470,960
Hershey Co.	4,559	435,840
Procter & Gamble Co.	4,848	435,108
Merck & Company, Inc.	6,593	411,469
Dr Pepper Snapple Group, Inc.	4,281	390,898
Sanderson Farms, Inc.	3,964	381,852
HealthSouth Corp.	8,880	360,262
Premier, Inc. — Class A*	9,350	302,379
Patterson Companies, Inc.	6,521	299,575
Ingredion, Inc.	1,550	206,243
Molina Healthcare, Inc.*	3,257	189,948
Surgical Care Affiliates, Inc.*	3,164	154,277
Universal Corp.	2,560	149,043
FTI Consulting, Inc.*	3,050	135,908
John B Sanfilippo & Son, Inc.	2,162	110,976
Darling Ingredients, Inc.*	6,679	90,233
Community Health Systems, Inc.*	6,305	72,760
Total Consumer, Non-cyclical		18,768,077
Industrial - 11.5%
Republic Services, Inc. — Class A	30,780	1,552,851
WestRock Co.	29,197	1,415,471
FLIR Systems, Inc.	38,041	1,195,248
General Electric Co.	39,991	1,184,533
Corning, Inc.	41,858	989,942
Jabil Circuit, Inc.	43,157	941,686
Huntington Ingalls Industries, Inc.	4,482	687,628
Owens Corning	11,018	588,251
CSX Corp.	15,312	467,016
Crane Co.	7,337	462,304
Timken Co.	12,817	450,389
Owens-Illinois, Inc.*	23,570	433,452
Eaton Corporation plc	6,518	428,298
Carlisle Companies, Inc.	4,094	419,922
Honeywell International, Inc.	3,573	416,576
Spirit AeroSystems Holdings, Inc. — Class A*	6,222	277,128
Werner Enterprises, Inc.	11,820	275,051

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 96.7% (continued)
Industrial - 11.5% (continued)
Summit Materials, Inc. — Class A*	13,710	$254,321
Kirby Corp.*	3,738	232,354
Scorpio Tankers, Inc.	50,155	232,218
General Dynamics Corp.	1,463	226,999
Harris Corp.	2,250	206,123
ITT, Inc.	5,626	201,636
Orbital ATK, Inc.	2,622	199,875
Total Industrial		13,739,272
Energy - 9.8%
Chevron Corp.	25,300	2,603,875
Exxon Mobil Corp.	22,960	2,003,949
Kinder Morgan, Inc.	74,160	1,715,321
Marathon Oil Corp.	102,670	1,623,213
Rowan Companies plc — Class A	51,730	784,227
Hess Corp.	12,900	691,698
Valero Energy Corp.	10,843	574,679
Oasis Petroleum, Inc.*	42,395	486,271
Apache Corp.	6,526	416,816
QEP Resources, Inc.	17,476	341,306
Chesapeake Energy Corp.*	44,303	277,780
Whiting Petroleum Corp.*	26,733	233,646
Total Energy		11,752,781
Technology - 8.0%
IXYS Corp.	138,489	1,668,792
Intel Corp.	42,340	1,598,336
Lam Research Corp.	16,875	1,598,231
QUALCOMM, Inc.	23,315	1,597,078
Micron Technology, Inc.*	75,101	1,335,296
CSRA, Inc.	38,756	1,042,536
Maxwell Technologies, Inc.*	67,170	346,597
MKS Instruments, Inc.	4,648	231,145
ManTech International Corp. — Class A	4,110	154,906
Total Technology		9,572,917
Consumer, Cyclical - 7.7%
CVS Health Corp.	16,820	1,496,813
J.C. Penney Company, Inc.*	102,830	948,093
Lear Corp.	7,314	886,603
Wal-Mart Stores, Inc.	11,320	816,399
Goodyear Tire & Rubber Co.	20,861	673,810
Target Corp.	9,280	637,350
Southwest Airlines Co.	15,990	621,851
DR Horton, Inc.	18,737	565,857
UniFirst Corp.	3,490	460,191
PVH Corp.	4,020	444,210
PACCAR, Inc.	7,199	423,157
Caleres, Inc.	15,523	392,577
Essendant, Inc.	14,745	302,567
CalAtlantic Group, Inc.	6,304	210,806
La-Z-Boy, Inc.	4,370	107,327
WESCO International, Inc.*	1,692	104,041
Vista Outdoor, Inc.*	1,983	79,042
Total Consumer, Cyclical		9,170,694
Utilities - 7.6%
OGE Energy Corp.	45,730	1,445,984
Ameren Corp.	28,700	1,411,466
Edison International	16,141	1,166,187
UGI Corp.	21,026	951,216
Public Service Enterprise Group, Inc.	20,651	864,657
Pinnacle West Capital Corp.	7,141	542,645
Black Hills Corp.	8,511	521,043
Exelon Corp.	14,670	488,364
Avista Corp.	10,450	436,706
Portland General Electric Co.	9,624	409,886
Duke Energy Corp.	4,420	353,777
Calpine Corp.*	21,488	271,608
ONE Gas, Inc.	1,863	115,208
AES Corp.	8,197	105,331
Total Utilities		9,084,078
Communications - 5.0%
Cisco Systems, Inc.	66,576	2,111,790
Scripps Networks Interactive, Inc. — Class A	16,102	1,022,316
DigitalGlobe, Inc.*	33,527	921,993
Yahoo!, Inc.*	11,020	474,962
AT&T, Inc.	9,760	396,354
Verizon Communications, Inc.	7,439	386,679
Finisar Corp.*	11,271	335,876
Walt Disney Co.	2,249	208,842
Infinera Corp.*	11,021	99,520
Total Communications		5,958,332
Basic Materials - 3.2%
Reliance Steel & Aluminum Co.	21,112	1,520,697
Dow Chemical Co.	24,480	1,268,798
Freeport-McMoRan, Inc.	51,453	558,780
Olin Corp.	9,838	201,876
LyondellBasell Industries N.V. — Class A	2,274	183,421
Landec Corp.*	8,840	118,544
Total Basic Materials		3,852,116
Total Common Stocks
(Cost $98,475,726)		115,752,183

SHORT-TERM INVESTMENTS† - 3.0%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[1]	3,574,726	3,574,726
Total Short-Term Investments
(Cost $3,574,726)		3,574,726
Total Investments - 99.7%
(Cost $102,050,452)		$119,326,909
Other Assets & Liabilities, net - 0.3%		320,784
Total Net Assets - 100.0%		$119,647,693

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of September 30, 2016.

plc — Public Limited Company

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$115,752,183	$—	$—	$115,752,183
Short-Term Investments	3,574,726	—	—	3,574,726
Total	$119,326,909	$—	$—	$119,326,909

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 1.3%
Technology - 0.8%
Aspect Software Parent, Inc.*,†††,1	23,532	$552,336
Energy - 0.4%
Titan Energy LLC*	10,783	318,098
Stallion Oilfield Holdings Ltd.*,††	19,265	4,816
Total Energy		322,914
Communications - 0.1%
Cengage Learning Acquisitions, Inc.*,††	2,107	51,094
Aimia, Inc.	5	31
Total Communications		51,125
Diversified - 0.0%
Leucadia National Corp.	247	4,703
Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*	24	208
MEDIQ, Inc.*,†††	92	–
Total Consumer, Non-cyclical		208
Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,1	1,470,315	113
Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.	1	40
Chorus Aviation, Inc.	3	14
Total Consumer, Cyclical		54
Financial - 0.0%
Adelphia Recovery Trust*,†††	5,270	1
Total Common Stocks
(Cost $1,999,040)		931,454

PREFERRED STOCKS†††- 0.1%
Industrial - 0.1%
U.S. Shipping Corp.*,1	24,529	45,992
Total Preferred Stocks
(Cost $625,000)		45,992

WARRANTS† - 0.0%
Comstock Resources, Inc.
$0.01, 09/06/18	2,406	–
Total Warrants
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 1.6%
SPDR Barclays High Yield Bond ETF	32,000	1,175,040
Total Exchange-Traded Funds
(Cost $1,145,729)		1,175,040

SHORT TERM INVESTMENTS† - 0.2%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]	161,716	161,716
Total Short Term Investments
(Cost $161,716)		161,716

	Face Amount[3]
CORPORATE BONDS†† - 85.9%
Energy - 16.3%
Sabine Pass Liquefaction LLC
6.25% due 03/15/22		$550,000	600,875
5.63% due 04/15/23		300,000	320,250
5.00% due 03/15/27		300,000	307,500
5.88% due 06/30/26		250,000	271,719
CONSOL Energy, Inc.
8.00% due 04/01/23		450,000	436,500
5.88% due 04/15/22		450,000	414,000
Comstock Resources, Inc.
10.00% due 03/15/20		875,000	809,374
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.25% due 04/01/23[4]		750,000	759,374
CONTOURGLOBAL LP
5.13% due 06/15/21	EUR	650,000	759,264
Antero Resources Corp.
5.63% due 06/01/23		350,000	356,563
5.13% due 12/01/22		256,000	257,920
5.38% due 11/01/21		100,000	101,125
Gibson Energy, Inc.
6.75% due 07/15/21[5]		689,000	704,503
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21		625,000	325,000
8.00% due 12/01/20		505,000	272,700
Unit Corp.
6.63% due 05/15/21		700,000	590,624
Keane Group Holdings LLC
12.00% due 08/08/19†††,1		621,562	570,284
TerraForm Power Operating LLC
9.38% due 02/01/23[5,6]		400,000	411,000
9.63% due 06/15/25[4,5,6]		125,000	131,250
Halcon Resources Corp.
8.63% due 02/01/20[4,5]		525,000	527,625
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[7]		750,000	382,500
8.63% due 10/15/20[7]		250,000	127,500
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20		350,000	247,625
6.38% due 06/15/23		350,000	209,125
PDC Energy, Inc.
7.75% due 10/15/22		275,000	293,563
6.13% due 09/15/24		100,000	103,500
Whiting Petroleum Corp.
5.75% due 03/15/21[4]		200,000	187,000
5.00% due 03/15/19		150,000	145,125
SandRidge Energy, Inc.
8.75% due 06/01/20[5,7]		675,000	243,000
FTS International, Inc.
8.35% due 06/15/20[5,8]		250,000	212,350
QEP Resources, Inc.
6.88% due 03/01/21		200,000	208,500

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount[3]		Value
CORPORATE BONDS†† - 85.9% (continued)
Energy - 16.3% (continued)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.50% due 08/15/22		$200,000	$190,500
Approach Resources, Inc.
7.00% due 06/15/21[4]		150,000	120,000
Callon Petroleum Co.
6.13% due 10/01/24		100,000	103,500
DCP Midstream LLC
5.35% due 03/15/20[5]		50,000	51,250
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[7,10]		173,733	20,848
SemGroup, LP
8.75% due 11/15/15†††,1		1,700,000	2
Total Energy			11,773,338
Communications - 14.7%
CSC Holdings LLC
6.75% due 11/15/21		650,000	687,375
5.25% due 06/01/24		650,000	617,500
5.50% due 04/15/27[5]		150,000	153,375
DISH DBS Corp.
5.88% due 11/15/24[4]		850,000	839,374
7.75% due 07/01/26		350,000	371,875
5.88% due 07/15/22		200,000	205,546
SFR Group S.A.
6.00% due 05/15/22[5]		500,000	510,000
7.38% due 05/01/26[5]		425,000	434,431
Sprint Communications, Inc.
9.00% due 11/15/18[5]		650,000	717,437
6.00% due 11/15/22		100,000	92,750
TIBCO Software, Inc.
11.38% due 12/01/21[5]		750,000	667,500
T-Mobile USA, Inc.
6.50% due 01/15/26		600,000	663,750
MDC Partners, Inc.
6.50% due 05/01/24[5]		650,000	601,250
Sirius XM Radio, Inc.
5.38% due 07/15/26[5]		400,000	411,000
Sprint Corp.
7.25% due 09/15/21		200,000	200,750
7.88% due 09/15/23		150,000	150,938
7.63% due 02/15/25		50,000	49,500
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88% due 04/01/24		350,000	373,415
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[5]		300,000	324,000
Comcast Corp.
3.20% due 07/15/36		325,000	317,882
EIG Investors Corp.
10.88% due 02/01/24†††,10		375,000	311,530
Altice US Finance I Corp.
5.50% due 05/15/26[5]		300,000	308,250
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[5]		250,000	266,250
Avaya, Inc.
7.00% due 04/01/19[4,5]		300,000	221,250
Level 3 Financing, Inc.
5.25% due 03/15/26		200,000	206,500
Ziggo Secured Finance BV
5.50% due 01/15/27[5]		200,000	199,750
Inmarsat Finance plc
4.88% due 05/15/22[5]		200,000	190,000
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25		150,000	159,000
CenturyLink, Inc.
5.63% due 04/01/25		150,000	143,625
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[5]	CAD	150,000	113,785
Cogent Communications Group, Inc.
5.38% due 03/01/22[5]		100,000	103,000
Total Communications			10,612,588
Financial - 12.2%
Kennedy-Wilson, Inc.
5.88% due 04/01/24[4]		1,220,000	1,229,150
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[4,5]		805,000	784,876
7.50% due 04/15/21[5]		400,000	389,000
Lincoln Finance Ltd.
6.88% due 04/15/21	EUR	600,000	727,885
Citigroup, Inc.
6.30%[8,9]		650,000	667,875
NFP Corp.
9.00% due 07/15/21[5]		600,000	616,425
GEO Group, Inc.
5.88% due 01/15/22		450,000	405,000
6.00% due 04/15/26		150,000	127,500
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20		450,000	452,250
Wilton Re Finance LLC
5.88% due 03/30/33[4,5,8]		400,000	411,000
NewStar Financial, Inc.
7.25% due 05/01/20		400,000	394,000
EPR Properties
5.75% due 08/15/22[4]		300,000	332,794
Compass Bank
3.88% due 04/10/25		300,000	293,457
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[5]		300,000	273,000
Greystar Real Estate Partners LLC
8.25% due 12/01/22[5]		250,000	265,000
Goldman Sachs Group, Inc.
5.30%[8,9]		250,000	256,250
Hospitality Properties Trust
4.50% due 03/15/25		250,000	255,031

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount[3]		Value
CORPORATE BONDS†† - 85.9% (continued)
Financial - 12.2% (continued)
Capital One Financial Corp.
3.75% due 07/28/26		$250,000	$250,886
FBM Finance, Inc.
8.25% due 08/15/21[5]		200,000	209,000
Cabot Financial Luxembourg S.A.
7.50% due 10/01/23	GBP	150,000	190,861
American Equity Investment Life Holding Co.
6.63% due 07/15/21		150,000	156,356
HUB International Ltd.
9.25% due 02/15/21[5]		100,000	104,050
Total Financial			8,791,646
Technology - 10.4%
First Data Corp.
5.75% due 01/15/24[4,5]		850,000	873,375
5.00% due 01/15/24[5]		300,000	304,500
NCR Corp.
6.38% due 12/15/23		600,000	634,500
5.88% due 12/15/21		500,000	526,250
Micron Technology, Inc.
5.25% due 08/01/23		675,000	666,562
7.50% due 09/15/23[4,5]		435,000	483,172
Epicor Software
9.25% due 06/21/23†††		1,150,000	1,123,550
Infor US, Inc.
6.50% due 05/15/22[4]		600,000	607,500
5.75% due 08/15/20[5]		250,000	262,500
Open Text Corp.
5.63% due 01/15/23[5]		650,000	663,000
5.88% due 06/01/26[5]		150,000	156,938
Cengage Learning, Inc.
9.50% due 06/15/24[5]		400,000	407,000
Quintiles IMS, Inc.
3.50% due 10/15/24[5]	EUR	200,000	228,608
Microsoft Corp.
4.20% due 11/03/35		200,000	223,574
Aspect Software, Inc.
3.00% due 05/25/23†††		233,566	192,357
Oracle Corp.
3.85% due 07/15/36		150,000	155,753
Total Technology			7,509,139
Consumer, Non-cyclical - 8.8%
Vector Group Ltd.
7.75% due 02/15/21[4]		1,250,000	1,318,374
Bumble Bee Holdco SCA
9.63% due 03/15/18[5]		784,000	778,119
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[5]		700,000	712,250
WEX, Inc.
4.75% due 02/01/23[5]		550,000	542,438
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[5]		450,000	446,625
Central Garden & Pet Co.
6.13% due 11/15/23		400,000	428,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[5]		350,000	351,750
Halyard Health, Inc.
6.25% due 10/15/22		325,000	332,313
ADT Corp.
6.25% due 10/15/21		200,000	217,500
3.50% due 07/15/22		115,000	110,688
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[5]		275,000	297,688
Opal Acquisition, Inc.
8.88% due 12/15/21[5]		330,000	270,600
HCA, Inc.
4.50% due 02/15/27		250,000	251,563
AMN Healthcare, Inc.
5.13% due 10/01/24[5]		175,000	176,750
Post Holdings, Inc.
5.00% due 08/15/26[5]		150,000	149,250
Total Consumer, Non-cyclical			6,383,908
Industrial - 8.0%
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[5]		650,000	697,502
Novelis Corp.
5.88% due 09/30/26[5]		500,000	511,875
6.25% due 08/15/24[5]		150,000	159,188
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22		500,000	544,999
Ziggo Secured Finance BV
4.25% due 01/15/27	EUR	450,000	504,212
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[5]		450,000	479,250
Amsted Industries, Inc.
5.38% due 09/15/24[5]		400,000	398,000
Anixter, Inc.
5.50% due 03/01/23		300,000	314,250
Actuant Corp.
5.63% due 06/15/22		300,000	312,564
Standard Industries, Inc.
5.50% due 02/15/23[5]		250,000	261,250
Crown Americas LLC / Crown Americas Capital Corporation V
4.25% due 09/30/26		250,000	250,313
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[5]		200,000	206,500
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.13% due 07/15/21[5,8]		200,000	203,000
Moto Finance plc
6.38% due 09/01/20	GBP	150,000	202,387

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount[3]		Value
CORPORATE BONDS†† - 85.9% (continued)
Industrial - 8.0% (continued)
Infor US, Inc.
5.75% due 05/15/22	EUR	150,000	$164,942
Coveris Holdings S.A.
7.88% due 11/01/19[5]		$150,000	153,375
LMI Aerospace, Inc.
7.38% due 07/15/19		125,000	125,625
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21		100,000	103,750
SBA Communications Corp.
4.88% due 09/01/24		100,000	100,750
CEVA Group plc
7.00% due 03/01/21[5]		97,000	78,570
Total Industrial			5,772,302
Consumer, Cyclical - 7.9%
WMG Acquisition Corp.
6.75% due 04/15/22[4,5]		815,000	861,862
5.00% due 08/01/23[5]		150,000	152,250
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23		600,000	527,999
6.75% due 01/15/22		300,000	267,000
6.50% due 05/01/21		150,000	137,250
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[5]		650,000	658,125
Nathan's Famous, Inc.
10.00% due 03/15/20[5]		400,000	440,000
L Brands, Inc.
6.75% due 07/01/36		300,000	322,686
6.88% due 11/01/35		100,000	109,000
NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Co B Inc
10.50% due 01/15/20		350,000	365,750
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24		350,000	355,250
Wyndham Worldwide Corp.
5.10% due 10/01/25[4]		300,000	327,954
TVL Finance PLC
8.50% due 05/15/23	GBP	200,000	273,479
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[5]		250,000	252,500
Interval Acquisition Corp.
5.63% due 04/15/23		200,000	206,500
Group 1 Automotive, Inc.
5.25% due 12/15/23[5]		200,000	200,750
Carrols Restaurant Group, Inc.
8.00% due 05/01/22		150,000	162,188
National CineMedia LLC
5.75% due 08/15/26		125,000	129,688
Total Consumer, Cyclical			5,750,231
Basic Materials - 3.8%
Eldorado Gold Corp.
6.13% due 12/15/20[5]		750,000	755,250
Alcoa Nederland Holding BV
6.75% due 09/30/24[5]		300,000	311,625
7.00% due 09/30/26[5]		200,000	206,750
Constellium N.V.
7.88% due 04/01/21[5]		350,000	373,625
GCP Applied Technologies, Inc.
9.50% due 02/01/23[5]		300,000	342,735
Yamana Gold, Inc.
4.95% due 07/15/24		300,000	309,894
PQ Corp.
6.75% due 11/15/22[5]		200,000	212,000
Cascades, Inc.
5.75% due 07/15/23[5]		150,000	151,875
Mirabela Nickel Ltd.
2.38% due 06/24/19†††,1		390,085	109,224
1.00% due 09/10/44†††,1		7,799	–
Total Basic Materials			2,772,978
Utilities - 2.7%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4,5]		900,000	895,500
Terraform Global Operating LLC
13.75% due 08/15/22[4,5]		650,000	669,500
AES Corp.
6.00% due 05/15/26		300,000	317,250
3.84% due 06/01/19[8]		66,000	66,165
Total Utilities			1,948,415
Diversified - 1.1%
HRG Group, Inc.
7.88% due 07/15/19		748,000	788,205
Total Corporate Bonds
(Cost $63,035,353)			62,102,750

SENIOR FLOATING RATE INTERESTS†† - 18.7%
Industrial - 5.5%
Flakt Woods
2.88% due 03/20/17†††	EUR	1,574,486	1,750,903
SIRVA Worldwide, Inc.
7.50% due 03/27/19[1]		465,516	460,861
Hardware Holdings LLC
6.75% due 03/30/20[1]		343,000	334,425
Mast Global
7.75% due 09/12/19†††,1		315,977	314,408
Camp International Holding Co.
4.75% due 08/18/23		300,000	299,400
CareCore National LLC
5.50% due 03/05/21		299,222	293,238
Nielsen Finance LLC
5.75% due 10/04/23		250,000	251,055
Advanced Integration Tech
6.50% due 07/22/21		250,000	250,625

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Face Amount[3]		Value
SENIOR FLOATING RATE INTERESTS†† - 18.7% (continued)
Industrial - 5.5% (continued)
NANA Development Corp.
8.00% due 03/15/18[1]		$45,000	$42,075
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21		11,463	9,166
Total Industrial			4,006,156
Technology - 4.3%
Sparta Holding Corp.
6.50% due 07/28/20†††,1		668,540	664,279
Greenway Medical Technologies
9.25% due 11/04/21[1]		500,000	461,250
EIG Investors Corp.
6.00% due 02/09/23[1]		346,482	322,229
Avaya, Inc.
6.25% due 05/29/20		416,032	306,478
Verisure Cayman 2
4.50% due 10/21/22	EUR	250,000	284,204
Landslide Holdings, Inc.
5.50% due 09/27/22		275,000	276,719
TIBCO Software, Inc.
6.50% due 12/04/20		198,489	195,404
Advanced Computer Software
10.50% due 01/31/23[1]		200,000	184,000
Coherent Holding GmbH
4.25% due 08/01/23	EUR	150,000	170,504
Deltek, Inc.
3.75% due 06/25/20†††		150,000	136,047
Micron Technology, Inc.
6.53% due 04/26/22		99,750	100,765
Aspect Software, Inc.
10.50% due 05/25/20		14,837	14,441
Total Technology			3,116,320
Consumer, Non-cyclical - 3.0%
IHC Holding Corp.
7.00% due 04/30/21†††,1		543,125	536,905
NES Global Talent
6.50% due 10/03/19[1]		573,026	509,993
Reddy Ice Holdings, Inc.
10.75% due 10/01/19[1]		530,000	411,635
CTI Foods Holding Co. LLC
8.25% due 06/28/21		300,000	267,000
Give and Go Prepared Foods Corp.
6.50% due 07/29/23		250,000	248,595
American Seafoods
6.02% due 08/19/21[1]		192,685	190,758
Total Consumer, Non-cyclical			2,164,886
Consumer, Cyclical - 2.7%
Mavis Tire
6.25% due 11/02/20†††,1		493,750	488,075
Belk, Inc.
5.75% due 12/12/22		447,750	405,053
Leslie's Poolmart, Inc.
5.25% due 08/16/23		250,000	251,458
Navistar, Inc.
6.50% due 08/07/20		248,125	248,591
Fitness International LLC
6.00% due 07/01/20		200,000	199,700
Sears Holdings Corp.
5.50% due 06/30/18		196,962	192,694
Bass Pro Group LLC
4.00% due 06/05/20		79,394	79,147
Advantage Sales & Marketing LLC
3.39% due 07/25/19†††,1		67,500	62,597
Total Consumer, Cyclical			1,927,315
Financial - 2.1%
Outerwall, Inc.
5.50% due 09/27/23		400,000	402,332
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20		935,455	362,489
York Risk Services
4.75% due 10/01/21[1]		373,333	341,133
Safe-Guard
6.25% due 08/19/21		269,667	258,880
Acrisure LLC
6.50% due 05/19/22		149,115	149,395
Total Financial			1,514,229
Communications - 0.6%
Anaren, Inc.
9.25% due 08/18/21[1]		500,000	445,000
Utilities - 0.5%
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22		396,000	378,180
Total Senior Floating Rate Interests
(Cost $14,783,709)			13,552,086

SENIOR FIXED RATE INTERESTS†† - 1.0%
Financial - 1.0%
Magic Newco, LLC
12.00% due 06/12/19	700,000	735,000
Total Senior Fixed Rate Interests
(Cost $745,409)		735,000

ASSET-BACKED SECURITIES†† - 0.2%
Collateralized Debt Obligations - 0.2%
SRERS Funding Ltd.
2011-RS, 0.76% due 05/09/46[5,8]	133,189	129,855
Total Asset-Backed Securities
(Cost $130,367)		129,855
Total Investments - 109.0%
(Cost $82,626,323)		$78,833,893
Other Assets & Liabilities, net - (9.0)%		(6,484,338)
Total Net Assets - 100.0%		$72,349,555

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at September 30, 2016	Net Unrealized Appreciation/ Depreciation
Morgan Stanley	(378,000)	GBP	10/13/16	$501,484	$490,121	$11,363
Morgan Stanley	(152,000)	CAD	10/13/16	116,780	115,904	876
Morgan Stanley	(214,000)	EUR	10/13/16	240,864	240,506	358
Deutsche Bank	(158,000)	EUR	10/13/16	177,811	177,570	241
J.P. Morgan	(4,104,000)	EUR	10/13/16	4,607,078	4,612,325	(5,248)
						$7,590

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Rate indicated is the 7 day yield as of September 30, 2016.
[3]	The face amount is denominated in U.S. dollars unless otherwise noted.
[4]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[5]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $30,852,203 (cost $30,647,722), or 42.6% of total net assets.

[6]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[7]	Security is in default of interest and/or principal obligations.
[8]	Variable rate security. Rate indicated is rate effective at September 30, 2016.
[9]	Perpetual maturity.
[10]	Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $332,378 (cost $449,589), or 0.5% of total net assets — See Note 5.

plc  Public Limited Company
REIT  Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$129,855	$—	$—	$129,855
Common Stocks	323,094	55,910	—	552,450	931,454
Corporate Bonds	—	59,795,803	—	2,306,947	62,102,750
Forward Foreign Currency Exchange Contracts	—	—	12,838	—	12,838
Exchange-Traded Funds	1,175,040	—	—	—	1,175,040
Preferred Stocks	—	—	—	45,992	45,992
Senior Fixed Rate Interests	—	735,000	—	—	735,000
Senior Floating Rate Interests	—	9,598,872	—	3,953,214	13,552,086
Short Term Investments	161,716	—	—	—	161,716
Warrants	—	—	—	—	—
Total	$1,659,850	$70,315,440	$12,838	$6,858,603	$78,846,731

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$5,248	$—	$5,248

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period. As of September 30, 2016, Series P (High Yield Series) had securities with a total value of $108,528 transfer into Level 3 from Level 2 due to changes in the securities valuation method which use non-observable market inputs. There were no other securities that transferred between levels.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 09/30/16	Valuation Technique	Unobservable Inputs	Input Range
Common Stocks	$ 552,336	Enterprise Value	Valuation Multiple	8.0x
Common Stocks	113	Model Price	Liquidation value	–
Common Stocks	1			–
Corporate Bonds	1,123,550	Model Price	Market Comparable Yields	8.9%
Corporate Bonds	570,284	Model Price	Market Comparable Yields	17.3%
Corporate Bonds	311,530	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–
Corporate Bonds	192,357	Enterprise Value	Valuation Multiple	8.0x
Corporate Bonds	109,224	Model Price	Liquidation value	–
Corporate Bonds	2			–
Preferred Stocks	45,992	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–
Senior Floating Rate Interests	1,750,903	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–
Senior Floating Rate Interests	1,665,406	Model Price	Purchase Price	–
Senior Floating Rate Interests	536,905	Model Price	Market Comparable Yields	5.7%
Total	$ 6,858,603

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Summary of Fair Value Level 3 Activity

The following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2016:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Common Stocks	Corporate Bonds	Preferred Stocks	Total
Series P (High Yield Series)
Assets:
Beginning Balance	$4,071,122	$108	$2,105,082	$-	$6,176,312
Purchases	649,820	670,665	558,849	-	1,879,334
Sales, maturities and paydowns	(841,426)	-	(354,187)	-	(1,195,613)
Total realized gains or losses included in earnings	(1,315)	-	(231,429)	-	(232,744)
Total change in unrealized gains or losses included in earnings	15,543	(118,323)	228,632	(3,066)	122,786
Transfers in Level 3	59,470	-	-	49,058	108,528
Transfers out of Level 3	-	-	-	-	-
Ending Balance	$3,953,214	$552,450	$2,306,947	$45,992	$6,858,603
Net Change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016	$(4,339)	$(118,323)	$202,900	$(3,066)	$80,238

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 95.3%
Financial - 37.6%
Trustmark Corp.	57,015	$1,571,334
Cathay General Bancorp	46,690	1,437,119
Fulton Financial Corp.	98,360	1,428,187
Berkshire Hills Bancorp, Inc.	51,499	1,427,037
Navigators Group, Inc.	14,660	1,420,847
Equity Commonwealth*	45,764	1,382,988
Wintrust Financial Corp.	23,644	1,313,896
1st Source Corp.	35,148	1,254,607
First Citizens BancShares, Inc. — Class A	3,671	1,078,870
Hanmi Financial Corp.	39,023	1,027,865
Horace Mann Educators Corp.	27,610	1,011,907
Argo Group International Holdings Ltd.	17,845	1,006,815
Prosperity Bancshares, Inc.	17,458	958,270
Zions Bancorporation	30,664	951,197
Sun Communities, Inc.	11,664	915,391
Endurance Specialty Holdings Ltd.	13,855	906,810
Umpqua Holdings Corp.	60,085	904,279
EastGroup Properties, Inc.	11,645	856,606
Hanover Insurance Group, Inc.	11,243	847,947
CubeSmart	28,984	790,104
Farmer Mac — Class C	19,950	788,025
Old National Bancorp	55,117	774,945
Radian Group, Inc.	56,743	768,868
EPR Properties	9,656	760,314
Investors Bancorp, Inc.	62,247	747,586
Valley National Bancorp	76,261	742,020
Parkway Properties, Inc.	43,310	736,703
TriCo Bancshares	26,062	697,680
FNB Corp.	54,901	675,282
First Industrial Realty Trust, Inc.	20,067	566,291
Lexington Realty Trust	54,490	561,247
DCT Industrial Trust, Inc.	10,831	525,845
Texas Capital Bancshares, Inc.*	9,023	495,543
First Merchants Corp.	17,551	469,489
Webster Financial Corp.	12,328	468,587
Monogram Residential Trust, Inc.	43,962	467,756
Hancock Holding Co.	14,415	467,478
MB Financial, Inc.	12,239	465,572
IBERIABANK Corp.	6,884	462,054
Genworth Financial, Inc. — Class A*	64,163	318,248
Stifel Financial Corp.*	7,447	286,337
Washington Federal, Inc.	8,857	236,305
Sterling Bancorp	13,443	235,253
Janus Capital Group, Inc.	16,208	227,074
Corrections Corporation of America	15,151	210,144
Hope Bancorp, Inc.	2,326	40,403
Total Financial		35,687,125
Industrial - 11.5%
Oshkosh Corp.	22,152	1,240,512
Marten Transport Ltd.	56,948	1,195,907
Benchmark Electronics, Inc.*	43,640	1,088,818
Owens-Illinois, Inc.*	52,668	968,565
FLIR Systems, Inc.	29,987	942,192
Werner Enterprises, Inc.	25,376	590,500
Argan, Inc.	9,946	588,704
Scorpio Tankers, Inc.	113,782	526,810
Kirby Corp.*	8,069	501,569
Sanmina Corp.*	16,852	479,776
Crane Co.	7,542	475,222
Ryder System, Inc.	7,145	471,213
Esterline Technologies Corp.*	6,185	470,307
ITT, Inc.	12,287	440,366
Summit Materials, Inc. — Class A*	22,764	422,272
AEP Industries, Inc.	3,630	397,013
Rand Logistics, Inc.*	119,809	89,857
Total Industrial		10,889,603
Consumer, Non-cyclical - 10.9%
Emergent BioSolutions, Inc.*	48,533	1,530,245
Navigant Consulting, Inc.*	52,245	1,056,394
Sanderson Farms, Inc.	9,414	906,851
Invacare Corp.	79,613	889,277
Premier, Inc. — Class A*	26,870	868,976
Surgical Care Affiliates, Inc.*	14,391	701,705
HealthSouth Corp.	14,520	589,076
FTI Consulting, Inc.*	12,341	549,915
Carriage Services, Inc. — Class A	21,530	509,185
Dean Foods Co.	28,770	471,828
United Rentals, Inc.*	5,718	448,806
Molina Healthcare, Inc.*	7,221	421,129
Universal Corp.	5,760	335,347
ICF International, Inc.*	6,844	303,326
John B Sanfilippo & Son, Inc.	4,993	256,291
Darling Ingredients, Inc.*	15,418	208,297
Trevena, Inc.*	27,736	187,218
Community Health Systems, Inc.*	13,830	159,598
Total Consumer, Non-cyclical		10,393,464
Consumer, Cyclical - 10.6%
Century Communities, Inc.*	69,931	1,504,216
International Speedway Corp. — Class A	40,959	1,368,850
J.C. Penney Company, Inc.*	117,783	1,085,959
UniFirst Corp.	8,149	1,074,527
Scotts Miracle-Gro Co. — Class A	10,447	869,922
Essendant, Inc.	34,150	700,758
La-Z-Boy, Inc.	28,430	698,241
Unifi, Inc.*	16,961	499,162
Wabash National Corp.*	34,734	494,612
Tuesday Morning Corp.*	71,560	427,929
Caleres, Inc.	10,184	257,553
Genesco, Inc.*	4,519	246,105
Tenneco, Inc.*	4,091	238,383
Deckers Outdoor Corp.*	3,837	228,493
DSW, Inc. — Class A	9,988	204,554
Vista Outdoor, Inc.*	4,587	182,838
Total Consumer, Cyclical		10,082,102
Utilities - 7.7%
Spire, Inc.	25,822	1,645,894
Portland General Electric Co.	38,360	1,633,753
Avista Corp.	38,357	1,602,939
Black Hills Corp.	19,137	1,171,567

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 95.3% (continued)
Utilities - 7.7% (continued)
Calpine Corp.*	49,761	$628,979
ALLETE, Inc.	6,984	416,386
ONE Gas, Inc.	4,263	263,624
Total Utilities		7,363,142
Energy - 5.3%
Oasis Petroleum, Inc.*	101,022	1,158,722
Laredo Petroleum, Inc.*	84,335	1,087,922
Gulfport Energy Corp.*	24,623	695,600
Chesapeake Energy Corp.*	92,985	583,016
Rowan Companies plc — Class A	37,020	561,223
WPX Energy, Inc.*	27,056	356,869
Jones Energy, Inc. — Class A*	88,838	316,263
MRC Global, Inc.*	15,733	258,493
Total Energy		5,018,108
Technology - 4.9%
Maxwell Technologies, Inc.*	221,677	1,143,853
IXYS Corp.	74,091	892,797
ManTech International Corp. — Class A	23,067	869,395
Brooks Automation, Inc.	56,730	772,096
MKS Instruments, Inc.	11,877	590,643
Photronics, Inc.*	41,872	431,700
Total Technology		4,700,484
Communications - 4.2%
DigitalGlobe, Inc.*	56,600	1,556,501
Finisar Corp.*	39,950	1,190,510
Bankrate, Inc.*	90,259	765,396
Infinera Corp.*	25,314	228,585
Time, Inc.	14,200	205,616
Total Communications		3,946,608
Basic Materials - 2.6%
Reliance Steel & Aluminum Co.	11,980	862,919
Chemtura Corp.*	16,958	556,392
Olin Corp.	24,301	498,657
Landec Corp.*	20,070	269,139
Ingevity Corp.*	5,292	243,961
Total Basic Materials		2,431,068
Total Common Stocks
(Cost $80,695,205)		90,511,704

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. due *,1,3	116,667	34
Total Convertible Preferred Stocks
(Cost $111,410)		34

SHORT-TERM INVESTMENTS† - 4.8%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]	4,603,813	4,603,813
Total Short-Term Investments
(Cost $4,603,813)		4,603,813
Total Investments - 100.1%
(Cost $85,410,428)		$95,115,551
Other Assets & Liabilities, net - (0.1)%		(78,938)
Total Net Assets - 100.0%		$95,036,613
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of September 30, 2016.
[3]	Illiquid Security.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$90,511,704	$—	$—	$90,511,704
Convertible Preferred Stocks	—	—	34	34
Short-Term Investments	4,603,813	—	—	4,603,813
Total	$95,115,517	$—	$34	$95,115,551

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 97.0%
Financial - 31.0%
Zions Bancorporation	158,098	$4,904,199
Alleghany Corp.*	8,110	4,257,912
Popular, Inc.	101,680	3,886,209
KeyCorp	266,149	3,239,033
Wintrust Financial Corp.	56,033	3,113,754
Sun Communities, Inc.	35,442	2,781,488
Endurance Specialty Holdings Ltd.	41,235	2,698,831
Fulton Financial Corp.	185,361	2,691,442
Assured Guaranty Ltd.	96,719	2,683,952
Trustmark Corp.	96,140	2,649,618
Huntington Bancshares, Inc.	259,167	2,555,387
E*TRADE Financial Corp.*	80,443	2,342,500
CubeSmart	84,969	2,316,255
Alexandria Real Estate Equities, Inc.	20,210	2,198,242
EastGroup Properties, Inc.	27,652	2,034,081
Parkway Properties, Inc.	118,203	2,010,633
Hanover Insurance Group, Inc.	26,411	1,991,918
EPR Properties	23,149	1,822,752
Radian Group, Inc.	134,209	1,818,532
Equity Commonwealth*	57,886	1,749,315
Prosperity Bancshares, Inc.	31,166	1,710,702
First Industrial Realty Trust, Inc.	47,850	1,350,327
Lexington Realty Trust	126,910	1,307,173
DCT Industrial Trust, Inc.	25,874	1,256,183
PacWest Bancorp	27,149	1,164,963
Unum Group	32,831	1,159,263
Monogram Residential Trust, Inc.	105,045	1,117,679
Camden Property Trust	12,816	1,073,212
Genworth Financial, Inc. — Class A*	149,393	740,989
Apartment Investment & Management Co. — Class A	13,620	625,294
Farmer Mac — Class C	15,517	612,922
Hancock Holding Co.	18,018	584,324
IBERIABANK Corp.	8,578	575,755
First Merchants Corp.	20,444	546,877
Umpqua Holdings Corp.	35,090	528,105
Corrections Corporation of America	35,256	489,001
Total Financial		68,588,822
Industrial - 15.8%
Sonoco Products Co.	76,757	4,055,071
WestRock Co.	69,114	3,350,647
FLIR Systems, Inc.	104,967	3,298,063
Oshkosh Corp.	48,839	2,734,984
Gentex Corp.	153,454	2,694,652
Corning, Inc.	111,912	2,646,719
Owens-Illinois, Inc.*	123,056	2,263,000
Huntington Ingalls Industries, Inc.	9,886	1,516,710
Werner Enterprises, Inc.	60,929	1,417,818
Scorpio Tankers, Inc.	258,995	1,199,147
Kirby Corp.*	19,105	1,187,567
Crane Co.	18,062	1,138,087
Harris Corp.	12,409	1,136,788
Spirit AeroSystems Holdings, Inc. — Class A*	24,738	1,101,831
Ryder System, Inc.	16,684	1,100,310
Owens Corning	20,422	1,090,331
Orbital ATK, Inc.	14,260	1,087,040
ITT, Inc.	28,354	1,016,207
Summit Materials, Inc. — Class A*	53,046	984,003
Total Industrial		35,018,975
Consumer, Non-cyclical - 14.1%
Emergent BioSolutions, Inc.*	88,750	2,798,288
Quest Diagnostics, Inc.	32,714	2,768,586
Bunge Ltd.	46,627	2,761,717
Navigant Consulting, Inc.*	124,064	2,508,573
ICF International, Inc.*	50,643	2,244,498
Sanderson Farms, Inc.	22,230	2,141,416
HealthSouth Corp.	48,383	1,962,898
United Rentals, Inc.*	22,129	1,736,905
Premier, Inc. — Class A*	51,912	1,678,834
Surgical Care Affiliates, Inc.*	34,136	1,664,472
Patterson Companies, Inc.	35,717	1,640,839
MEDNAX, Inc.*	24,582	1,628,558
FTI Consulting, Inc.*	28,620	1,275,307
Molina Healthcare, Inc.*	17,137	999,430
Ingredion, Inc.	7,501	998,083
Universal Corp.	13,560	789,463
John B Sanfilippo & Son, Inc.	11,640	597,481
Darling Ingredients, Inc.*	35,950	485,685
Community Health Systems, Inc.*	32,467	374,669
Total Consumer, Non-cyclical		31,055,702
Utilities - 8.8%
OGE Energy Corp.	103,404	3,269,635
Black Hills Corp.	44,623	2,731,820
Ameren Corp.	50,695	2,493,180
Portland General Electric Co.	53,602	2,282,909
Avista Corp.	54,037	2,258,206
Pinnacle West Capital Corp.	26,377	2,004,388
UGI Corp.	38,868	1,758,388
Calpine Corp.*	117,695	1,487,665
ONE Gas, Inc.	10,128	626,316
AES Corp.	44,120	566,942
Total Utilities		19,479,449
Consumer, Cyclical - 7.1%
DR Horton, Inc.	85,194	2,572,858
J.C. Penney Company, Inc.*	276,671	2,550,907
PVH Corp.	21,715	2,399,507
UniFirst Corp.	15,992	2,108,705
Essendant, Inc.	80,263	1,646,997
Caleres, Inc.	48,907	1,236,858
CalAtlantic Group, Inc.	32,541	1,088,171
Goodyear Tire & Rubber Co.	19,063	615,735
WESCO International, Inc.*	9,226	567,307
La-Z-Boy, Inc.	22,080	542,285
Vista Outdoor, Inc.*	10,679	425,665
Total Consumer, Cyclical		15,754,995
Energy - 6.8%
Marathon Oil Corp.	183,942	2,908,123
Oasis Petroleum, Inc.*	234,851	2,693,740

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Energy - 6.8% (continued)
Laredo Petroleum, Inc.*	196,058	$2,529,148
Chesapeake Energy Corp.*	246,340	1,544,552
Apache Corp.	20,157	1,287,428
Rowan Companies plc — Class A	83,036	1,258,826
Gulfport Energy Corp.*	38,218	1,079,659
Whiting Petroleum Corp.*	99,087	866,020
WPX Energy, Inc.*	64,514	850,940
HydroGen Corp.*,†††,1	672,346	1
Total Energy		15,018,437
Technology - 6.3%
IXYS Corp.	254,931	3,071,919
Micron Technology, Inc.*	155,934	2,772,507
Maxwell Technologies, Inc.*	451,388	2,329,162
CSRA, Inc.	69,126	1,859,489
Lam Research Corp.	18,747	1,775,528
MKS Instruments, Inc.	28,517	1,418,150
ManTech International Corp. — Class A	19,456	733,297
Total Technology		13,960,052
Communications - 4.1%
DigitalGlobe, Inc.*	177,754	4,888,236
Finisar Corp.*	62,309	1,856,808
Scripps Networks Interactive, Inc. — Class A	26,129	1,658,930
Infinera Corp.*	59,673	538,847
Total Communications		8,942,821
Basic Materials - 3.0%
Reliance Steel & Aluminum Co.	27,937	2,012,302
Freeport-McMoRan, Inc.	154,411	1,676,903
Olin Corp.	62,166	1,275,646
LyondellBasell Industries N.V. — Class A	12,304	992,441
Landec Corp.*	47,470	636,573
Total Basic Materials		6,593,865
Total Common Stocks
(Cost $188,144,585)		214,413,118

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2,3	308,333	90
Total Convertible Preferred Stocks
(Cost $294,438)		90

SHORT-TERM INVESTMENTS† - 3.8%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[4]	8,363,085	8,363,085
Total Short-Term Investments
(Cost $8,363,085)		8,363,085
Total Investments - 100.8%
(Cost $196,802,108)		$222,776,293
Other Assets & Liabilities, net - (0.8)%		(1,661,801)
Total Net Assets - 100.0%		$221,114,492

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Illiquid security.
[4]	Rate indicated is the 7 day yield as of September 30, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$214,413,117	$—	$1	$214,413,118
Convertible Preferred Stocks	—	—	90	90
Short-Term Investments	8,363,085	—	—	8,363,085
Total	$222,776,202	$—	$91	$222,776,293

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 19.8%
Consumer, Non-cyclical - 8.9%
HealthSouth Corp.	2,301	$93,352
B&G Foods, Inc.	1,718	84,491
Team Health Holdings, Inc.*	2,546	82,897
Molina Healthcare, Inc.*	1,386	80,832
Prestige Brands Holdings, Inc.*	1,559	75,253
Darling Ingredients, Inc.*	5,390	72,819
Central Garden & Pet Co. — Class A*	2,646	65,621
Deluxe Corp.	961	64,214
Dean Foods Co.	3,839	62,960
Five Prime Therapeutics, Inc.*	1,105	58,002
Fresh Del Monte Produce, Inc.	909	54,449
Ultragenyx Pharmaceutical, Inc.*	753	53,417
Premier, Inc. — Class A*	1,628	52,649
Kite Pharma, Inc.*	899	50,218
NuVasive, Inc.*	750	49,995
Travelport Worldwide Ltd.	3,261	49,013
Cal-Maine Foods, Inc.	1,267	48,830
Surgical Care Affiliates, Inc.*	1,000	48,760
PAREXEL International Corp.*	685	47,573
Emergent BioSolutions, Inc.*	1,504	47,421
Brink's Co.	1,119	41,493
Exelixis, Inc.*	3,183	40,711
TriNet Group, Inc.*	1,771	38,306
Prothena Corporation plc*	629	37,721
AMN Healthcare Services, Inc.*	1,171	37,320
Achillion Pharmaceuticals, Inc.*	4,474	36,239
Nevro Corp.*	342	35,702
Halozyme Therapeutics, Inc.*	2,849	34,416
AMAG Pharmaceuticals, Inc.*	1,398	34,265
Depomed, Inc.*	1,322	33,037
CEB, Inc.	602	32,791
Integra LifeSciences Holdings Corp.*	372	30,709
Inter Parfums, Inc.	938	30,269
Amedisys, Inc.*	636	30,172
Landauer, Inc.	672	29,891
Sucampo Pharmaceuticals, Inc. — Class A*	2,423	29,827
Korn/Ferry International	1,406	29,526
Matthews International Corp. — Class A	482	29,286
Air Methods Corp.*	920	28,971
Medifast, Inc.	760	28,720
Diplomat Pharmacy, Inc.*	993	27,814
Novavax, Inc.*	13,290	27,643
Meridian Bioscience, Inc.	1,429	27,565
Helen of Troy Ltd.*	308	26,540
Magellan Health, Inc.*	477	25,629
Mirati Therapeutics, Inc.*	3,808	25,171
FTI Consulting, Inc.*	563	25,087
Avon Products, Inc.*	4,400	24,904
Cempra, Inc.*	1,024	24,781
Ironwood Pharmaceuticals, Inc. — Class A*	1,490	23,661
Quidel Corp.*	1,063	23,482
MiMedx Group, Inc.*	2,728	23,406
Vector Group Ltd.	1,083	23,326
BioSpecifics Technologies Corp.*	507	23,155
Huron Consulting Group, Inc.*	384	22,948
Natural Health Trends Corp.	812	22,947
LHC Group, Inc.*	620	22,866
Intersect ENT, Inc.*	1,443	22,857
Genomic Health, Inc.*	775	22,413
Insmed, Inc.*	1,526	22,158
J&J Snack Foods Corp.	184	21,918
Owens & Minor, Inc.	628	21,810
SP Plus Corp.*	846	21,632
Cimpress N.V.*	211	21,349
Providence Service Corp.*	437	21,251
Pacific Biosciences of California, Inc.*	2,330	20,877
Advisory Board Co.*	461	20,625
Healthcare Services Group, Inc.	520	20,582
Insperity, Inc.	276	20,049
Globus Medical, Inc. — Class A*	885	19,974
Chefs' Warehouse, Inc.*	1,791	19,952
Amicus Therapeutics, Inc.*	2,689	19,899
Intra-Cellular Therapies, Inc.*	1,305	19,888
On Assignment, Inc.*	544	19,742
HMS Holdings Corp.*	887	19,665
Acceleron Pharma, Inc.*	542	19,615
Myriad Genetics, Inc.*	949	19,530
Cynosure, Inc. — Class A*	381	19,408
MacroGenics, Inc.*	642	19,202
Revance Therapeutics, Inc.*	1,182	19,160
Spark Therapeutics, Inc.*	319	19,159
Cambrex Corp.*	430	19,118
Coca-Cola Bottling Company Consolidated	129	19,113
ImmunoGen, Inc.*	7,049	18,891
Great Lakes Dredge & Dock Corp.*	5,337	18,680
Impax Laboratories, Inc.*	773	18,320
Alder Biopharmaceuticals, Inc.*	548	17,958
Cross Country Healthcare, Inc.*	1,522	17,929
Grand Canyon Education, Inc.*	432	17,448
Dynavax Technologies Corp.*	1,635	17,151
Pacira Pharmaceuticals, Inc.*	481	16,460
Insys Therapeutics, Inc.*	1,355	15,975
Total Consumer, Non-cyclical		3,022,821
Industrial - 3.4%
EMCOR Group, Inc.	1,264	75,360
Hillenbrand, Inc.	1,761	55,718
Generac Holdings, Inc.*	1,358	49,295
Dycom Industries, Inc.*	588	48,087
Moog, Inc. — Class A*	752	44,774
Woodward, Inc.	680	42,486
Tetra Tech, Inc.	1,182	41,926
Belden, Inc.	580	40,015
Swift Transportation Co. — Class A*	1,705	36,606
Builders FirstSource, Inc.*	3,018	34,736
Hub Group, Inc. — Class A*	815	33,219
Rexnord Corp.*	1,534	32,843
Matson, Inc.	811	32,343

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Industrial - 3.4% (continued)
Kaman Corp.	676	$29,690
Universal Forest Products, Inc.	297	29,252
Mueller Industries, Inc.	873	28,303
Albany International Corp. — Class A	626	26,530
NCI Building Systems, Inc.*	1,801	26,277
Masonite International Corp.*	404	25,117
Hyster-Yale Materials Handling, Inc.	412	24,774
Applied Industrial Technologies, Inc.	528	24,679
General Cable Corp.	1,531	22,934
Littelfuse, Inc.	173	22,284
Continental Building Products, Inc.*	1,055	22,144
Trinseo S.A.	390	22,058
Multi-Color Corp.	320	21,120
Curtiss-Wright Corp.	229	20,864
Granite Construction, Inc.	419	20,841
Boise Cascade Co.*	815	20,701
Drew Industries, Inc.	209	20,486
Methode Electronics, Inc.	574	20,073
Apogee Enterprises, Inc.	445	19,887
IMAX Corp.*	673	19,497
Knight Transportation, Inc.	677	19,423
Comfort Systems USA, Inc.	651	19,081
Smith & Wesson Holding Corp.*	707	18,799
Summit Materials, Inc. — Class A*	997	18,494
Coherent, Inc.*	167	18,460
Advanced Drainage Systems, Inc.	766	18,430
Total Industrial		1,147,606
Consumer, Cyclical - 2.6%
Beacon Roofing Supply, Inc.*	1,580	66,470
Tenneco, Inc.*	1,042	60,718
Penn National Gaming, Inc.*	4,017	54,511
HNI Corp.	1,144	45,530
Steelcase, Inc. — Class A	2,703	37,545
Tailored Brands, Inc.	2,341	36,754
Cooper-Standard Holding, Inc.*	371	36,655
Bloomin' Brands, Inc.	1,990	34,307
Big Lots, Inc.	637	30,417
PriceSmart, Inc.	358	29,986
UniFirst Corp.	209	27,559
American Axle & Manufacturing Holdings, Inc.*	1,538	26,484
Hawaiian Holdings, Inc.*	497	24,154
SeaWorld Entertainment, Inc.	1,754	23,644
Buffalo Wild Wings, Inc.*	159	22,377
TRI Pointe Group, Inc.*	1,578	20,798
La Quinta Holdings, Inc.*	1,859	20,784
Core-Mark Holding Company, Inc.	564	20,190
Allegiant Travel Co. — Class A	152	20,075
Cheesecake Factory, Inc.	396	19,824
H&E Equipment Services, Inc.	1,168	19,576
Chico's FAS, Inc.	1,603	19,076
La-Z-Boy, Inc.	764	18,764
Sonic Corp.	706	18,483
Texas Roadhouse, Inc. — Class A	456	17,798
Herman Miller, Inc.	561	16,045
Sportsman's Warehouse Holdings, Inc.*	1,498	15,759
Boyd Gaming Corp.*	792	15,666
Ascena Retail Group, Inc.*	2,753	15,389
FirstCash, Inc.	283	13,324
Buckle, Inc.	533	12,808
American Eagle Outfitters, Inc.	706	12,609
G-III Apparel Group Ltd.*	373	10,873
Total Consumer, Cyclical		864,952
Communications - 2.0%
Sinclair Broadcast Group, Inc. — Class A	2,367	68,359
Ciena Corp.*	2,863	62,413
WebMD Health Corp. — Class A*	1,163	57,801
ViaSat, Inc.*	630	47,030
CalAmp Corp.*	2,384	33,257
NETGEAR, Inc.*	546	33,029
Infinera Corp.*	3,467	31,307
EarthLink Holdings Corp.	4,537	28,130
InterDigital, Inc.	352	27,878
Gray Television, Inc.*	2,669	27,651
Endurance International Group Holdings, Inc.*	3,093	27,064
Extreme Networks, Inc.*	5,715	25,660
Stamps.com, Inc.*	246	23,249
West Corp.	951	20,998
Shutterstock, Inc.*	322	20,511
Vonage Holdings Corp.*	3,079	20,352
NeuStar, Inc. — Class A*	749	19,916
Cogent Communications Holdings, Inc.	541	19,914
LogMeIn, Inc.	218	19,705
Web.com Group, Inc.*	1,105	19,083
Houghton Mifflin Harcourt Co.*	1,357	18,197
Nexstar Broadcasting Group, Inc. — Class A	255	14,716
Shenandoah Telecommunications Co.	476	12,952
Total Communications		679,172
Technology - 1.8%
Syntel, Inc.*	1,326	55,573
Microsemi Corp.*	1,259	52,854
Rambus, Inc.*	3,984	49,800
Synchronoss Technologies, Inc.*	1,152	47,439
MaxLinear, Inc. — Class A*	2,189	44,371
Lumentum Holdings, Inc.*	727	30,367
Aspen Technology, Inc.*	638	29,852
Omnicell, Inc.*	770	29,491
Quality Systems, Inc.	2,495	28,243
Unisys Corp.*	2,346	22,850
Envestnet, Inc.*	569	20,740
Science Applications International Corp.	291	20,187
Cavium, Inc.*	346	20,137
Blackbaud, Inc.	303	20,101
Take-Two Interactive Software, Inc.*	443	19,970

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 19.8% (continued)
Technology - 1.8% (continued)
Computer Programs & Systems, Inc.	766	$19,962
Electronics for Imaging, Inc.*	407	19,910
j2 Global, Inc.	294	19,583
CSG Systems International, Inc.	467	19,301
Ebix, Inc.	252	14,326
MTS Systems Corp.	190	8,746
Diebold, Inc.	314	7,784
Total Technology		601,587
Financial - 0.5%
Blackhawk Network Holdings, Inc.*	2,582	77,899
WageWorks, Inc.*	788	47,997
Medical Properties Trust, Inc.	2,000	29,540
Primerica, Inc.	338	17,924
Total Financial		173,360
Basic Materials - 0.4%
Worthington Industries, Inc.	562	26,993
Univar, Inc.*	1,214	26,526
PolyOne Corp.	733	24,783
Aceto Corp.	1,054	20,015
Kaiser Aluminum Corp.	218	18,855
US Silica Holdings, Inc.	306	14,247
Total Basic Materials		131,419
Diversified - 0.1%
HRG Group, Inc.*	3,095	48,592
Energy - 0.1%
TETRA Technologies, Inc.*	3,548	21,679
Panhandle Oil and Gas, Inc. — Class A	1,095	19,195
Total Energy		40,874
Total Common Stocks
(Cost $6,576,221)		6,710,383

MUTUAL FUNDS† - 76.6%
Guggenheim Strategy Fund III[1]	355,837	8,888,803
Guggenheim Variable Insurance Strategy Fund III[1]	336,757	8,422,300
Guggenheim Strategy Fund II1	178,083	4,441,391
Guggenheim Strategy Fund I1	168,942	4,221,859
Total Mutual Funds
(Cost $25,892,278)		25,974,353

SHORT-TERM INVESTMENTS† - 3.4%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]	1,160,308	1,160,308
Total Short-Term Investments
(Cost $1,160,308)		1,160,308
Total Investments - 99.8%
(Cost $33,628,807)		$33,845,044
Other Assets & Liabilities, net - 0.2%		65,766
Total Net Assets - 100.0%		$33,910,810

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $498,800)	4	$7,647
December 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $619,440)	4	6,784
(Total Aggregate Value of Contracts $1,118,240)		$14,431

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank April 2017 Russell 2000 Growth Index Swap (0.17)%[3], Terminating 04/04/17 (Notional Value $25,999,883)	34,412	$—

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Rate indicated is the 7 day yield as of September 30, 2016.
[3]	Total Return based on Russell 2000 Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$6,710,383	$—	$—	$—	$—	$6,710,383
Equity Futures Contracts	—	14,431	—	—	—	14,431
Equity Index Swap Agreements	—	—	—	—	—	—
Mutual Funds	$25,974,353	—	—	—	—	25,974,353
Short-Term Investments	1,160,308	—	—	—	—	1,160,308
Total	$33,845,044	$14,431	$—	$—	$—	$33,859,475

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 16.1%
Consumer, Non-cyclical - 6.3%
PepsiCo, Inc.	1,340	$145,752
UnitedHealth Group, Inc.	992	138,880
Amgen, Inc.	815	135,951
AbbVie, Inc.	1,967	124,059
Gilead Sciences, Inc.	1,564	123,744
Biogen, Inc.*	336	105,178
Johnson & Johnson	817	96,512
Allergan plc*	394	90,742
Kimberly-Clark Corp.	694	87,541
Express Scripts Holding Co.*	1,233	86,963
Becton Dickinson and Co.	478	85,911
McKesson Corp.	515	85,876
Automatic Data Processing, Inc.	941	82,996
Boston Scientific Corp.*	3,425	81,515
Cardinal Health, Inc.	995	77,312
Kroger Co.	2,604	77,287
Zimmer Biomet Holdings, Inc.	558	72,551
General Mills, Inc.	1,122	71,673
Danaher Corp.	908	71,178
Pfizer, Inc.	2,073	70,213
HCA Holdings, Inc.*	928	70,185
Sysco Corp.	1,329	65,134
Altria Group, Inc.	1,018	64,368
Baxter International, Inc.	1,342	63,879
Kellogg Co.	608	47,102
Celgene Corp.*	431	45,052
Tyson Foods, Inc. — Class A	583	43,533
Eli Lilly & Co.	492	39,488
Thermo Fisher Scientific, Inc.	127	20,201
Coca-Cola Co.	444	18,790
Coty, Inc. — Class A*	650	15,275
Total Consumer, Non-cyclical		2,404,841
Communications - 3.3%
Alphabet, Inc. — Class C*	281	218,418
Comcast Corp. — Class A	2,263	150,127
Amazon.com, Inc.*	149	124,759
Verizon Communications, Inc.	2,275	118,255
Facebook, Inc. — Class A*	854	109,543
Time Warner, Inc.	1,133	90,197
eBay, Inc.*	2,624	86,330
DISH Network Corp. — Class A*	1,294	70,885
Twenty-First Century Fox, Inc. — Class B	2,796	69,173
T-Mobile US, Inc.*	1,460	68,211
Twenty-First Century Fox, Inc. — Class A	2,725	66,000
Netflix, Inc.*	614	60,510
Walt Disney Co.	351	32,594
Charter Communications, Inc. — Class A*	81	21,868
Total Communications		1,286,870
Technology - 2.9%
Apple, Inc.	3,496	395,222
Microsoft Corp.	4,033	232,300
International Business Machines Corp.	759	120,567
Cognizant Technology Solutions Corp. — Class A*	1,536	73,283
Intel Corp.	1,930	72,858
Fidelity National Information Services, Inc.	933	71,869
Oracle Corp.	1,723	67,679
VMware, Inc. — Class A*	733	53,766
QUALCOMM, Inc.	358	24,523
Broadcom Ltd.	130	22,428
Total Technology		1,134,495
Industrial - 1.9%
Boeing Co.	847	111,584
United Parcel Service, Inc. — Class B	996	108,923
Lockheed Martin Corp.	410	98,285
FedEx Corp.	534	93,279
Waste Management, Inc.	1,209	77,086
Union Pacific Corp.	749	73,050
Raytheon Co.	518	70,515
Emerson Electric Co.	1,282	69,882
Honeywell International, Inc.	472	55,030
Total Industrial		757,634
Consumer, Cyclical - 1.2%
CVS Health Corp.	1,294	115,153
Lowe's Companies, Inc.	1,410	101,816
Delta Air Lines, Inc.	2,018	79,428
Walgreens Boots Alliance, Inc.	869	70,059
Target Corp.	944	64,834
Home Depot, Inc.	254	32,685
Total Consumer, Cyclical		463,975
Financial - 0.2%
Discover Financial Services	678	38,341
Visa, Inc. — Class A	376	31,095
Medical Properties Trust, Inc.	1,500	22,155
Total Financial		91,591
Basic Materials - 0.2%
LyondellBasell Industries N.V. — Class A	736	59,366
Praxair, Inc.	158	19,091
Total Basic Materials		78,457
Energy - 0.1%
Cabot Oil & Gas Corp. — Class A	820	21,156
EOG Resources, Inc.	203	19,632
Total Energy		40,788
Total Common Stocks
(Cost $5,949,916)		6,258,651

MUTUAL FUNDS†,1 - 77.2%
Guggenheim Strategy Fund II	378,240	9,433,296
Guggenheim Strategy Fund III	370,231	9,248,363
Guggenheim Variable Insurance Strategy Fund III	336,311	8,411,135
Guggenheim Strategy Fund I	118,963	2,972,873
Total Mutual Funds
(Cost $29,967,534)		30,065,667

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
SHORT-TERM INVESTMENTS† - 2.9%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]	1,146,656	$1,146,656
Total Short-Term Investments
(Cost $1,146,656)		1,146,656
Total Investments - 96.2%
(Cost $37,064,106)		37,470,974
Other Assets & Liabilities, net - 3.8%		1,494,943
Total Net Assets - 100.0%		$38,965,917

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
December 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $756,088)	7	$13,278
December 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $389,540)	4	11,555
(Total Aggregate Value of Contracts $1,145,628)		$24,833

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America April 2017 Russell 1000 Growth Index Swap 0.44%[3], Terminating 04/04/17 (Notional Value $31,599,084)	30,171	$91

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 4.
[2]	Rate indicated is the 7 day yield as of September 30, 2016.
[3]	Total Return based on Russell 1000 Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$6,258,651	$—	$—	$—	$—	$6,258,651
Equity Futures Contracts	—	24,833	—	—	—	24,833
Equity Index Swap Agreements	—	—	—	91	—	91
Mutual Funds	30,065,667	—	—	—	—	30,065,667
Short-Term Investments	1,146,656	—	—	—	—	1,146,656
Total	$37,470,974	$24,833	$—	$91	$—	$37,495,898

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 96.1%
Consumer, Non-cyclical - 29.7%
Danaher Corp.	2,169	$170,028
HCA Holdings, Inc.*	1,730	130,840
United Natural Foods, Inc.*	2,795	111,911
AbbVie, Inc.[1]	1,747	110,184
Express Scripts Holding Co.*,1	1,561	110,097
Sanderson Farms, Inc.[2]	1,134	109,238
Pfizer, Inc.	3,179	107,673
Laboratory Corporation of America Holdings*	782	107,509
ManpowerGroup, Inc.[2]	1,470	106,223
AmerisourceBergen Corp. — Class A	1,304	105,337
Tyson Foods, Inc. — Class A1	1,341	100,132
Quest Diagnostics, Inc.[2]	1,109	93,855
United Therapeutics Corp.*,2	777	91,748
DaVita, Inc.*	1,372	90,648
JM Smucker Co.[1]	666	90,270
Dr Pepper Snapple Group, Inc.[2]	953	87,018
MEDNAX, Inc.*	1,294	85,728
Dean Foods Co.[2]	5,099	83,624
Ingredion, Inc.[2]	610	81,167
Darling Ingredients, Inc.*,2	5,860	79,169
Total System Services, Inc.	1,676	79,023
Flowers Foods, Inc.	5,145	77,792
United Rentals, Inc.*	915	71,818
Merck & Company, Inc.	1,064	66,404
Charles River Laboratories International, Inc.*,2	760	63,338
Whole Foods Market, Inc.	2,160	61,236
Kimberly-Clark Corp.	456	57,520
Johnson & Johnson	486	57,411
LifePoint Health, Inc.*	936	55,439
SpartanNash Co.	1,884	54,485
Coty, Inc. — Class A*	2,240	52,640
Post Holdings, Inc.*	677	52,244
Universal Corp.	883	51,408
Cambrex Corp.*	1,117	49,662
Emergent BioSolutions, Inc.*	1,569	49,471
Becton Dickinson and Co.[1]	273	49,067
Robert Half International, Inc.[2]	1,269	48,044
ResMed, Inc.	734	47,556
Deluxe Corp.[2]	692	46,240
RR Donnelley & Sons Co.	2,817	44,283
Avery Dennison Corp.	558	43,407
VCA, Inc.*,2	607	42,478
Chemed Corp.[2]	301	42,462
Intuitive Surgical, Inc.*	58	42,040
SUPERVALU, Inc.*,2	8,408	41,956
Hill-Rom Holdings, Inc.	653	40,473
Henry Schein, Inc.*,2	241	39,278
Hain Celestial Group, Inc.*	1,074	38,213
Magellan Health, Inc.*	694	37,289
Baxter International, Inc.[1]	782	37,223
Air Methods Corp.*,2	1,178	37,095
Sysco Corp.	754	36,954
Sarepta Therapeutics, Inc.*	320	19,651
McKesson Corp.	63	10,505
Total Consumer, Non-cyclical		3,696,504
Industrial - 13.6%
Fluor Corp.	2,697	138,410
WestRock Co.	2,204	106,850
Huntington Ingalls Industries, Inc.[2]	588	90,211
Arrow Electronics, Inc.*,2	1,223	78,235
Boeing Co.[1]	546	71,930
ITT, Inc.	1,930	69,170
Vishay Intertechnology, Inc.[2]	4,142	58,360
Crane Co.[2]	896	56,457
Trinity Industries, Inc.[2]	2,260	54,647
Methode Electronics, Inc.	1,547	54,099
Sanmina Corp.*,2	1,836	52,271
Barnes Group, Inc.[2]	1,269	51,458
Saia, Inc.*,2	1,679	50,303
Keysight Technologies, Inc.*	1,571	49,785
Timken Co.[2]	1,407	49,442
Jacobs Engineering Group, Inc.*	950	49,134
Federal Signal Corp.[2]	3,482	46,171
FedEx Corp.	262	45,766
ArcBest Corp.[2]	2,352	44,735
Applied Industrial Technologies, Inc.[2]	943	44,076
Mueller Industries, Inc.	1,318	42,730
Waters Corp.*	265	42,000
United Parcel Service, Inc. — Class B	370	40,463
Rockwell Automation, Inc.	325	39,761
Werner Enterprises, Inc.[2]	1,649	38,372
Harris Corp.	416	38,110
Rockwell Collins, Inc.[2]	448	37,784
Tech Data Corp.*,2	442	37,442
Landstar System, Inc.	547	37,240
Lockheed Martin Corp.	155	37,157
Avnet, Inc.[2]	879	36,092
Total Industrial		1,688,661
Consumer, Cyclical - 12.1%
Wal-Mart Stores, Inc.[1]	2,587	186,574
CVS Health Corp.[2]	2,093	186,256
Southwest Airlines Co.	4,262	165,749
UniFirst Corp.[2]	985	129,882
Alaska Air Group, Inc.	1,838	121,051
JetBlue Airways Corp.*	5,556	95,785
Foot Locker, Inc.	923	62,506
Hawaiian Holdings, Inc.*	1,067	51,856
Polaris Industries, Inc.	662	51,265
Scotts Miracle-Gro Co. — Class A2	592	49,296
General Motors Co.	1,493	47,433
American Airlines Group, Inc.	1,123	41,113
Big Lots, Inc.	850	40,588
Dana, Inc.[2]	2,569	40,051
Thor Industries, Inc.[2]	469	39,724
Brunswick Corp.	804	39,219
Macy's, Inc.	1,051	38,940
Staples, Inc.	4,359	37,269
Skechers U.S.A., Inc. — Class A*	1,611	36,892
Brinker International, Inc.[2]	721	36,360
Delta Air Lines, Inc.	565	22,238
Total Consumer, Cyclical		1,520,047

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS† - 96.1% (continued)
Technology - 11.6%
Intel Corp.[1]	3,038	$114,685
HP, Inc.[1]	6,517	101,209
Apple, Inc.[1]	849	95,979
CA, Inc.[2]	2,819	93,252
NetApp, Inc.	2,467	88,367
International Business Machines Corp.[1]	534	84,827
Tessera Technologies, Inc.[2]	2,180	83,799
Convergys Corp.[2]	2,670	81,222
Brocade Communications Systems, Inc.[2]	8,481	78,280
Oracle Corp.	1,911	75,064
CACI International, Inc. — Class A*,2	587	59,228
Science Applications International Corp.[2]	831	57,646
Allscripts Healthcare Solutions, Inc.*	4,127	54,353
NCR Corp.*	1,493	48,059
Fidelity National Information Services, Inc.	610	46,988
Mentor Graphics Corp.	1,588	41,987
Sykes Enterprises, Inc.*	1,485	41,773
Seagate Technology plc	1,036	39,938
Fiserv, Inc.*	376	37,401
Broadridge Financial Solutions, Inc.	547	37,081
VeriFone Systems, Inc.*	2,325	36,596
Icad, Inc.*,2	6,869	35,719
Total Technology		1,433,453
Utilities - 8.9%
UGI Corp.	2,784	125,948
Ameren Corp.[2]	2,452	120,590
FirstEnergy Corp.[2]	3,024	100,034
Pinnacle West Capital Corp.	1,121	85,185
Southwest Gas Corp.	1,212	84,670
Duke Energy Corp.	993	79,480
Edison International[2]	1,028	74,273
American Electric Power Company, Inc.[2]	1,126	72,300
AES Corp.	4,413	56,707
Vectren Corp.	1,030	51,706
Hawaiian Electric Industries, Inc.	1,568	46,805
Xcel Energy, Inc.	1,110	45,665
DTE Energy Co.	474	44,400
PG&E Corp.	660	40,372
OGE Energy Corp.	1,268	40,094
American Water Works Company, Inc.	488	36,522
Total Utilities		1,104,751
Communications - 8.9%
AT&T, Inc.[1]	4,051	164,512
Verizon Communications, Inc.[1]	2,926	152,093
Juniper Networks, Inc.	5,103	122,778
Time Warner, Inc.[2]	1,363	108,508
Discovery Communications, Inc. — Class A*	3,738	100,627
Viacom, Inc. — Class B1	2,269	86,449
Frontier Communications Corp.	18,801	78,212
VeriSign, Inc.*	959	75,032
AMC Networks, Inc. — Class A*,2	1,394	72,293
Comcast Corp. — Class A	911	60,436
eBay, Inc.*,1	1,328	43,691
Ciena Corp.*	1,710	37,278
Total Communications		1,101,909
Financial - 7.9%
Aflac, Inc.[1]	1,431	102,847
Prudential Financial, Inc.[1]	1,223	99,858
State Street Corp.	1,160	80,771
Interactive Brokers Group, Inc. — Class A	2,044	72,092
Discover Financial Services	1,061	59,999
Selective Insurance Group, Inc.	1,490	59,391
Old Republic International Corp.[2]	3,015	53,124
American Financial Group, Inc.	708	53,100
Aspen Insurance Holdings Ltd.[2]	1,134	52,833
Hanover Insurance Group, Inc.[2]	645	48,646
MetLife, Inc.[1]	1,083	48,118
Signature Bank*	373	44,182
Alliance Data Systems Corp.*	186	39,903
Bank of America Corp.[1]	2,538	39,720
RenaissanceRe Holdings Ltd.	321	38,571
CNO Financial Group, Inc.[2]	2,438	37,228
Torchmark Corp.	581	37,120
Home BancShares, Inc.	316	6,576
Irish Bank Resolution Corporation Ltd.†††	16,638	–
Total Financial		974,079
Basic Materials - 2.5%
Eastman Chemical Co.	1,091	73,839
Nucor Corp.	1,397	69,082
International Paper Co.	1,427	68,467
Mosaic Co.	1,834	44,860
Steel Dynamics, Inc.	1,556	38,884
Total Basic Materials		295,132
Energy - 0.9%
Rowan Companies plc — Class A	2,858	43,327
Oasis Petroleum, Inc.*	3,334	38,241
HollyFrontier Corp.	1,200	29,400
Total Energy		110,968
Total Common Stocks
(Cost $11,479,749)		11,925,504

SHORT-TERM INVESTMENTS† - 6.4%
Goldman Sachs Financial Square Treasury Instruments Fund 0.15%[3]	797,029	797,029
Total Short-Term Investments
(Cost $797,029)		797,029
Total Investments - 102.5%
(Cost $12,276,778)		$12,722,533

COMMON STOCKS SOLD SHORT† - (17.5)%
Communications - (0.6)%
Amazon.com, Inc.*	84	(70,334)
Industrial - (1.4)%
EnPro Industries, Inc.	1,016	(57,729)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (17.5)% (continued)
Industrial - (1.4)% (continued)
Louisiana-Pacific Corp.*	6,017	$(113,300)
Total Industrial		(171,029)
Consumer, Non-cyclical - (1.6)%
Cantel Medical Corp.	563	(43,903)
Monro Muffler Brake, Inc.	812	(49,670)
Vertex Pharmaceuticals, Inc.*	1,182	(103,082)
Total Consumer, Non-cyclical		(196,655)
Basic Materials - (2.2)%
NewMarket Corp.	108	(46,367)
Sensient Technologies Corp.	814	(61,701)
Royal Gold, Inc.	1,967	(152,304)
Total Basic Materials		(260,372)
Consumer, Cyclical - (2.3)%
Crocs, Inc.*	4,469	(37,093)
Pool Corp.	402	(37,997)
LKQ Corp.*	1,121	(39,751)
Popeyes Louisiana Kitchen, Inc.*	781	(41,502)
Mobile Mini, Inc.	1,402	(42,340)
Motorcar Parts of America, Inc.*	1,478	(42,537)
Papa John's International, Inc.	759	(59,847)
Total Consumer, Cyclical		(301,067)
Technology - (3.0)%
Ultimate Software Group, Inc.*	232	(47,418)
CommVault Systems, Inc.*	1,043	(55,414)
Silicon Laboratories, Inc.*	1,057	(62,152)
Medidata Solutions, Inc.*	1,402	(78,176)
Cypress Semiconductor Corp.	10,447	(127,036)
Total Technology		(370,196)
Financial - (6.4)%
Life Storage, Inc.	411	(36,554)
Safety Insurance Group, Inc.	601	(40,399)
American Assets Trust, Inc.	1,030	(44,681)
Glacier Bancorp, Inc.	1,702	(48,541)
Community Bank System, Inc.	1,038	(49,938)
Liberty Property Trust	1,239	(49,994)
Webster Financial Corp.	1,358	(51,618)
Morgan Stanley	1,747	(56,009)
Camden Property Trust	685	(57,362)
EastGroup Properties, Inc.	835	(61,423)
Federal Realty Investment Trust	402	(61,880)
Boston Properties, Inc.	523	(71,280)
Associated Banc-Corp.	4,035	(79,046)
Valley National Bancorp	8,530	(82,997)
Total Financial		(791,722)
Total Common Stocks Sold Short
(Proceeds $1,905,377)		(2,161,375)
Total Securities Sold Short- (17.5)%
(Proceeds $1,905,377)		$(2,161,375)
Other Assets & Liabilities, net - 15.0%		1,867,276
Total Net Assets - 100.0%		$12,428,434

Unrealized Gain (Loss)
OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley February 2017 Alpha Opportunity Short Custom Basket Swap 0.05%[4], Terminating 02/03/17 (Notional Value $11,075,204)	$(607,673)

OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley February 2017 Alpha Opportunity Long Custom Basket Swap 1.02%[5], Terminating 02/03/17 (Notional Value $5,780,885)	300,275

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

CUSTOM BASKET OF LONG SECURITIES[5]
	Shares	Unrealized Gain (Loss)
WellCare Health Plans, Inc.*	1,219	$48,861
InterDigital, Inc.	1,431	48,479
Cisco Systems, Inc.	4,325	32,118
Energizer Holdings, Inc.	1,799	29,357
SYNNEX Corp.	870	25,502
Principal Financial Group, Inc.	1,562	23,986
UnitedHealth Group, Inc.	1,122	19,775
EMCOR Group, Inc.	1,220	16,190
Biogen, Inc.*	352	15,082
Cummins, Inc.	761	14,478
QUALCOMM, Inc.	593	13,857
United Continental Holdings, Inc.*	2,480	13,385
Mallinckrodt plc*	892	12,873
Lincoln National Corp.	1,328	11,010
Teradyne, Inc.	4,025	10,529
Teradata Corp.*	1,565	10,037
Amgen, Inc.	600	9,103
Molina Healthcare, Inc.*	1,893	8,791
Western Union Co.	3,250	8,256
CenterPoint Energy, Inc.	3,239	8,131
Xerox Corp.	11,869	8,100
Hologic, Inc.*	1,341	6,201
WR Berkley Corp.	746	5,588
Universal Health Services, Inc. — Class B	730	5,213
Microsoft Corp.	653	4,966
Everest Re Group Ltd.	462	4,652
Scripps Networks Interactive, Inc. — Class A	2,282	4,474
Allstate Corp.	798	4,295
F5 Networks, Inc.*	497	4,209
Citigroup, Inc.	839	3,460
DST Systems, Inc.	318	3,446
McKesson Corp.	531	3,310
AECOM*	2,298	3,299
Hartford Financial Services Group, Inc.	889	3,036
Travelers Companies, Inc.	1,094	2,850
Carlisle Companies, Inc.	556	2,669
Agilent Technologies, Inc.	1,163	2,289
Accenture plc — Class A	401	1,927
PepsiCo, Inc.	382	1,400
JPMorgan Chase & Co.	938	1,319
IPG Photonics Corp.*	712	947
Snap-on, Inc.	241	650
Altria Group, Inc.	881	387
Casey's General Stores, Inc.	565	386
Telephone & Data Systems, Inc.	2,074	215
Public Service Enterprise Group, Inc.	2,323	27
Synchrony Financial	3,020	(25)
Best Buy Company, Inc.	1,464	(126)
Archer-Daniels-Midland Co.	2,115	(413)
Bed Bath & Beyond, Inc.	1,275	(459)
Target Corp.	814	(539)
Cardinal Health, Inc.	1,436	(670)
Automatic Data Processing, Inc.	418	(985)
Equity Residential	574	(1,126)
Pitney Bowes, Inc.	2,579	(1,335)
Progressive Corp.	2,561	(2,024)
Consolidated Edison, Inc.	1,597	(2,119)
Wells Fargo & Co.	2,098	(3,176)
Delta Air Lines, Inc.	2,390	(3,267)
The Gap, Inc.	3,010	(3,544)
Campbell Soup Co.	678	(5,730)
Level 3 Communications, Inc.*	2,749	(7,511)
Cal-Maine Foods, Inc.	1,833	(7,748)
CenturyLink, Inc.	5,569	(8,698)
Gilead Sciences, Inc.	2,252	(9,195)
ATN International, Inc.	900	(10,057)
Ford Motor Co.	9,218	(10,186)
Michael Kors Holdings Ltd.*	2,771	(11,511)
Cognizant Technology Solutions Corp. — Class A*	1,666	(11,810)
Kroger Co.	5,035	(30,674)
First Solar, Inc.*	1,186	(31,450)
Total Custom Basket of Long Securities		294,737

CUSTOM BASKET OF SHORT SECURITIES[4]
Hanesbrands, Inc.	(2,553)	14,542
Alexion Pharmaceuticals, Inc.*	(702)	7,685
VF Corp.	(1,177)	7,658
Cree, Inc.*	(1,634)	6,477
New York Community Bancorp, Inc.	(10,293)	6,100
Orbital ATK, Inc.	(526)	5,764
Core-Mark Holding Company, Inc.	(1,374)	5,749
Bank of the Ozarks, Inc.	(1,091)	5,003
New Jersey Resources Corp.	(1,080)	4,844
NIKE, Inc. — Class B	(1,822)	4,654
Mattel, Inc.	(2,173)	4,381
Macerich Co.	(527)	4,069
Fortune Brands Home & Security, Inc.	(641)	3,804
Kate Spade & Co.*	(3,102)	3,739
Extra Space Storage, Inc.	(530)	3,221
General Electric Co.	(4,405)	2,984
TripAdvisor, Inc.*	(1,430)	2,965
FactSet Research Systems, Inc.	(276)	2,958
Dollar Tree, Inc.*	(652)	2,690
Under Armour, Inc. — Class A*	(1,836)	2,490
AutoNation, Inc.*	(909)	2,336
UDR, Inc.	(1,921)	2,254
Aerovironment, Inc.*	(1,910)	2,120
AvalonBay Communities, Inc.	(409)	2,119
salesforce.com, Inc.*	(602)	1,891
Tempur Sealy International, Inc.*	(722)	1,759
Healthcare Realty Trust, Inc.	(1,226)	1,589
Intuit, Inc.	(528)	1,447
Kilroy Realty Corp.	(548)	1,433
Jones Lang LaSalle, Inc.	(320)	1,329
NiSource, Inc.	(2,703)	1,274
Mohawk Industries, Inc.*	(181)	1,177
Manhattan Associates, Inc.*	(639)	1,149
Highwoods Properties, Inc.	(729)	1,135
Equinix, Inc.	(168)	771
Eversource Energy	(666)	712
Legg Mason, Inc.	(1,635)	632
MDC Holdings, Inc.	(1,999)	596
Paychex, Inc.	(638)	480
Prologis, Inc.	(1,258)	470
Northern Trust Corp.	(551)	383

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Unrealized Gain (Loss)
PNC Financial Services Group, Inc.	(606)	$336
Regeneron Pharmaceuticals, Inc.*	(92)	311
Tractor Supply Co.	(551)	307
Panera Bread Co. — Class A*	(196)	294
3M Co.	(211)	250
Essex Property Trust, Inc.	(224)	165
Moody's Corp.	(343)	155
Monster Beverage Corp.*	(255)	72
McDonald's Corp.	(458)	49
Financial Engines, Inc.	(1,276)	13
Kennametal, Inc.	(1,935)	(59)
Intercontinental Exchange, Inc.	(232)	(187)
Advance Auto Parts, Inc.	(252)	(195)
Lennox International, Inc.	(268)	(246)
Bottomline Technologies de, Inc.*	(1,611)	(271)
Tiffany & Co.	(981)	(278)
Eli Lilly & Co.	(930)	(282)
Alphabet, Inc. — Class C*	(49)	(413)
Wendy's Co.	(5,145)	(415)
Priceline Group, Inc.*	(26)	(417)
Ecolab, Inc.	(541)	(473)
Fulton Financial Corp.	(3,589)	(586)
AMETEK, Inc.	(795)	(621)
Bob Evans Farms, Inc.	(1,322)	(623)
Illinois Tool Works, Inc.	(493)	(696)
Starbucks Corp.	(705)	(696)
O'Reilly Automotive, Inc.*	(136)	(726)
IDEXX Laboratories, Inc.*	(342)	(730)
Sterling Bancorp	(2,198)	(763)
Air Products & Chemicals, Inc.	(254)	(781)
Arthur J Gallagher & Co.	(782)	(861)
Sempra Energy	(608)	(865)
Hasbro, Inc.	(481)	(885)
Edgewell Personal Care Co.*	(499)	(934)
Facebook, Inc. — Class A*	(667)	(936)
Stericycle, Inc.*	(480)	(1,025)
Expeditors International of Washington, Inc.	(746)	(1,042)
Ross Stores, Inc.	(601)	(1,055)
Kite Realty Group Trust	(2,065)	(1,079)
Electronic Arts, Inc.*	(501)	(1,220)
Zoetis, Inc.	(903)	(1,299)
Roper Technologies, Inc.	(248)	(1,325)
CF Industries Holdings, Inc.	(2,599)	(1,327)
General Dynamics Corp.	(367)	(1,344)
Expedia, Inc.	(503)	(1,428)
International Flavors & Fragrances, Inc.	(273)	(1,504)
Mastercard, Inc. — Class A	(791)	(1,528)
Group 1 Automotive, Inc.	(616)	(1,645)
Masco Corp.	(1,348)	(1,699)
J.C. Penney Company, Inc.*	(4,269)	(1,743)
Acuity Brands, Inc.	(141)	(1,818)
Genesee & Wyoming, Inc. — Class A*	(567)	(1,864)
Donaldson Company, Inc.	(1,150)	(1,893)
Taubman Centers, Inc.	(549)	(1,936)
Alexandria Real Estate Equities, Inc.	(956)	(2,036)
Crown Castle International Corp.	(913)	(2,211)
Dominion Resources, Inc.	(955)	(2,297)
Pioneer Natural Resources Co.	(209)	(2,299)
Weyerhaeuser Co.	(1,291)	(2,351)
SVB Financial Group*	(364)	(2,391)
Microsemi Corp.*	(1,056)	(2,440)
CME Group, Inc. — Class A	(808)	(2,537)
DCT Industrial Trust, Inc.	(873)	(2,556)
Devon Energy Corp.	(1,026)	(2,657)
Simon Property Group, Inc.	(307)	(2,685)
Xylem, Inc.	(1,379)	(2,753)
People's United Financial, Inc.	(4,174)	(2,805)
BlackRock, Inc. — Class A	(164)	(2,821)
Netflix, Inc.*	(702)	(2,929)
Equifax, Inc.	(278)	(2,983)
B/E Aerospace, Inc.	(1,019)	(3,049)
Weingarten Realty Investors	(965)	(3,051)
Pentair plc	(624)	(3,056)
Invesco Ltd.	(2,644)	(3,116)
Toll Brothers, Inc.*	(3,138)	(3,207)
Edwards Lifesciences Corp.*	(619)	(3,226)
NVIDIA Corp.	(731)	(3,256)
Wabtec Corp.	(497)	(3,364)
Wynn Resorts Ltd.	(1,270)	(3,414)
Esterline Technologies Corp.*	(688)	(3,560)
Anadarko Petroleum Corp.	(645)	(3,591)
MSCI, Inc. — Class A	(551)	(3,593)
Take-Two Interactive Software, Inc.*	(1,671)	(3,756)
Trimble, Inc.*	(1,482)	(3,886)
Marriott Vacations Worldwide Corp.	(1,214)	(3,997)
Alliant Energy Corp.	(964)	(3,999)
Red Hat, Inc.*	(835)	(4,048)
Kansas City Southern	(651)	(4,076)
Royal Caribbean Cruises Ltd.	(1,146)	(4,403)
Electronics for Imaging, Inc.*	(985)	(4,631)
American Tower Corp. — Class A	(417)	(4,675)
SL Green Realty Corp.	(464)	(4,796)
Freeport-McMoRan, Inc.	(14,852)	(4,852)
Realty Income Corp.	(1,031)	(4,863)
Education Realty Trust, Inc.	(1,137)	(5,104)
Four Corners Property Trust, Inc.	(2,181)	(5,136)
Ashland Global Holdings, Inc.	(616)	(5,503)
TransDigm Group, Inc.*	(227)	(5,548)
Equity One, Inc.	(2,151)	(5,741)
Domino's Pizza, Inc.	(314)	(5,853)
Chipotle Mexican Grill, Inc. — Class A*	(310)	(6,269)
Garmin Ltd.	(780)	(6,330)
Jack in the Box, Inc.	(577)	(6,331)
Five Below, Inc.*	(1,526)	(6,411)
Adobe Systems, Inc.*	(807)	(6,526)
Welltower, Inc.	(791)	(6,918)
American International Group, Inc.	(1,649)	(7,263)
Ulta Salon Cosmetics & Fragrance, Inc.*	(244)	(7,387)
Navient Corp.	(2,983)	(7,556)
Fortinet, Inc.*	(2,326)	(7,899)
Tyler Technologies, Inc.*	(272)	(7,968)
Caterpillar, Inc.	(1,165)	(8,105)
Lexington Realty Trust	(4,545)	(8,214)
South Jersey Industries, Inc.	(1,934)	(8,620)
Lithia Motors, Inc. — Class A	(693)	(8,621)
Yum! Brands, Inc.	(865)	(8,847)
Ventas, Inc.	(669)	(8,900)
Sotheby's	(1,470)	(9,094)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Unrealized Gain (Loss)
Nektar Therapeutics*	(3,740)	$(9,325)
Douglas Emmett, Inc.	(1,643)	(9,697)
Vornado Realty Trust	(804)	(9,768)
Duke Realty Corp.	(2,471)	(10,299)
Martin Marietta Materials, Inc.	(345)	(11,228)
Mercury General Corp.	(1,334)	(11,930)
Cooper Companies, Inc.	(267)	(11,968)
Corning, Inc.	(4,967)	(12,111)
Vulcan Materials Co.	(761)	(12,191)
FMC Corp.	(1,291)	(12,347)
Leucadia National Corp.	(4,351)	(12,408)
Copart, Inc.*	(1,148)	(12,472)
Deere & Co.	(2,179)	(12,577)
Dunkin' Brands Group, Inc.	(1,364)	(13,319)
Zebra Technologies Corp. — Class A*	(689)	(13,491)
HCP, Inc.	(1,886)	(13,753)
PTC, Inc.*	(1,839)	(14,900)
MDU Resources Group, Inc.	(2,163)	(15,178)
Semtech Corp.*	(2,232)	(15,454)
CarMax, Inc.*	(1,860)	(15,781)
Cintas Corp.	(1,016)	(17,021)
S&P Global, Inc.	(473)	(19,178)
Stillwater Mining Co.*	(6,448)	(20,987)
Balchem Corp.	(1,165)	(22,147)
Itron, Inc.*	(1,057)	(23,639)
Autodesk, Inc.*	(2,303)	(28,561)
Total Custom Basket of Short Securities		(595,018)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2016.
[2]	All or a portion of this security is pledged as short security collateral at September 30, 2016.
[3]	Rate indicated is the 7 day yield as of September 30, 2016.
[4]
Total Return is based on the return of short basket of securities +/- financing at a variable rate. A detail of the securities included in the custom basket can be found under the heading Custom Basket of Short Securities. Rate indicated is rate effective at September 30, 2016.

[5]
Total Return is based on the return of long basket of securities +/- financing at a variable rate. A detail of the securities included in the custom basket can be found under the heading Custom Basket of Long Securities. Rate indicated is rate effective at September 30, 2016.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$11,925,504	$—	$—	$—	$11,925,504
Equity Swap Agreements	—	—	300,275	—	300,275
Short-Term Investments	797,029	—	—	—	797,029
Total	$12,722,533	$—	$300,275	$—	$13,022,808

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$2,161,375	$—	$—	$—	$2,161,375
Equity Swap Agreements	—	—	607,673	—	607,673
Total	$2,161,375	$—	$607,673	$—	$2,769,048

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("mutual funds") are valued at their net asset value per share ("NAV") as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in a Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

The value of custom portfolio equity swaps with custom portfolio baskets shall be computed by using the last exchange sale price for each underlying equity security within the swap agreement. A custom portfolio equity swap will be adjusted to include dividends accrued, financing charges and/or interest, as applicable, under the swap agreement.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$2,059,122	$–
Series D (World Equity Income Series)	Hedge	–	8,718,710
Series J (StylePlus—Mid Growth Series)	Index exposure	1,585,804	–
Series N (Managed Asset Allocation Series)	Index exposure, Speculation	24,475,907	1,209,781
Series X (StylePlus—Small Growth Series)	Index exposure	978,543	–
Series Y (StylePlus—Large Growth Series)	Index exposure	1,394,943	–

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$177,817,131	$–
Series J (StylePlus—Mid Growth Series)	Index exposure	118,959,348	–
Series X (StylePlus—Small Growth Series)	Index exposure	26,483,380	–
Series Y (StylePlus—Large Growth Series)	Index exposure	31,409,382	–
Series Z (Alpha Opportunity Series)	Hedge, Leverage	8,335,253	9,782,439

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds' use and volume of forward currency exchange contracts on a quarterly basis:

			Average Settlement
Fund	Use	Purchased	Sold
Series P (High Yield Series)	Hedge	5,753,799	293,249

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

5. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees.

Fund	Restricted Securities	Acquisition Date	Amortized Cost	Value
Series E (Total Return Bond Series)
	ACC Group Housing LLC
	6.35% due 07/15/54	06/03/14	$250,000	$303,607

	Atlantic Marine Corporations Communities LLC
	5.43% due 12/01/50	07/25/14	321,995	353,397

	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	150,000	127,500

	Copper River CLO Ltd 2007-1A
	due 01/20/21	05/09/14	702,000	133,372

	GMAC Commercial Mortgage Asset Corp. 2003-PRES
	6.24% due 10/10/41	04/03/14	224,211	268,849

	Northern Group Housing LLC
	6.80% due 08/15/53	07/25/13	600,000	790,146

	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	400,000	468,652

	Turbine Engines Securitization Ltd. 2013-1A
	5.13% due 12/13/48	11/27/13	755,275	755,322

	Woodbourne Capital Trust
	0.03%	01/20/06	301,449	180,168
	Woodbourne Capital Trust
	0.03%	01/20/06	301,449	180,168
	Woodbourne Capital Trust
	0.03%	01/20/06	301,449	180,168
	Woodbourne Capital Trust
	0.03%	01/20/06	301,449	180,168
			4,609,277	3,921,517

Series P (High Yield Series)	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/12/15	111,437	20,848
	EIG Investors Corp.
	10.88% due 02/01/24	05/16/16	338,152	311,530
			449,589	332,378

6. Federal Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Series A (StylePlus - Large Cap Core Series)	$211,812,058	$3,200,440	$(1,078,126)	$2,122,314
Series B (Large Cap Value Series)	202,324,247	40,429,412	(5,897,427)	34,531,985
Series D (World Equity Income Series)	151,040,341	13,913,092	(6,094,241)	7,818,851
Series E (Total Return Bond Series)	123,687,022	3,602,648	(3,412,281)	190,367
Series F (Floating Rate Strategies Series)	39,511,812	245,969	(882,478)	(636,509)
Series J (StylePlus - Mid Growth Series)	146,001,374	1,739,853	(1,182,169)	557,684
Series N (Managed Asset Allocation Series)	45,550,569	8,286,612	(29,742)	8,256,870
Series O (All Cap Value Series)	102,102,403	20,828,766	(3,604,260)	17,224,506
Series P (High Yield Series)	82,632,855	2,268,339	(6,067,301)	(3,798,962)
Series Q (Small Cap Value Series)	85,588,027	13,688,250	(4,160,725)	9,527,525
Series V (Mid Cap Value Series)	197,453,754	35,013,977	(9,691,438)	25,322,539
Series X (StylePlus - Small Growth Series)	33,659,770	606,156	(420,882)	185,274
Series Y (StylePlus - Large Growth Series)	37,101,135	573,878	(204,039)	369,839
Series Z (Alpha Opportunity Series)	12,508,671	673,256	(459,393)	213,863

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, Chief Executive Officer and President

Date	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, Chief Executive Officer and President

Date	November 28, 2016

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	November 28, 2016